DoubleLine Flexible Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 5.6%
AB Issuer LLC
2,000,000 Series 2026-1A-A2
(a)
.................................................. 6.41% 4/30/2056 2,014,290
Affirm, Inc.
2,250,000 Series 2024-X2-D
(a)
................................................... 6.08% 12/17/2029 2,256,306
Altde Trust
2,715,204 Series 2026-1A-B
(a)
................................................... 6.25% 4/15/2051 2,713,325
Apollo Aviation Securitization Equity Trust
809,304 Series 2022-1A-A
(a)
................................................... 6.00% 5/16/2047 811,030
1,372,958 Series 2024-1A-B
(a)
................................................... 6.90% 5/16/2049 1,383,886
1,323,614 Series 2024-2A-B
(a)
................................................... 6.61% 9/16/2049 1,323,193
2,694,191 Series 2025-1A-B
(a)
................................................... 6.58% 2/16/2050 2,696,091
Blue Stream Communications LLC
1,000,000 Series 2024-1A-B
(a)
................................................... 6.04% 11/20/2054 1,013,238
1,000,000 Series 2024-1A-C
(a)
................................................... 8.71% 11/20/2054 1,042,097
Business Jet Securities LLC
1,208,444 Series 2024-2A-C
(a)
................................................... 7.97% 9/15/2039 1,209,681
CAI International, Inc.
506,875 Series 2020-1A-B
(a)
................................................... 3.50% 9/25/2045 489,095
Castlelake Aircraft Securitization Trust
2,468,915 Series 2018-1-B
(a)
.................................................... 5.30% 6/15/2043 2,414,033
1,727,380 Series 2025-1A-A
(a)
................................................... 5.78% 2/15/2050 1,743,757
391,688 Series 2026-1A-B
(a)
................................................... 5.76% 3/15/2051 388,283
Compass Datacenters LLC
500,000 Series 2024-2A-B2
(a)
.................................................. 6.00% 8/25/2049 496,760
1,500,000 Series 2025-1A-A3
(a)
.................................................. 5.85% 2/25/2050 1,503,984
DataBank Issuer II LLC
3,000,000 Series 2025-1A-B
(a)
................................................... 5.67% 9/27/2055 2,893,018
DigitalBridge Group, Inc.
2,000,000 Series 2023-1A-B
(a)
................................................... 5.75% 9/15/2048 1,968,193
Dividend Solar Loans LLC
713,547 Series 2018-1-B
(a)
.................................................... 4.29% 7/20/2038 664,477
493,761 Series 2018-2-B
(a)
.................................................... 4.25% 12/20/2038 456,201
Eclipse Aircraft Ltd.
496,456 Series 2026-1-B
(a)
.................................................... 6.45% 5/15/2051 499,043
ExteNet LLC
1,500,000 Series 2024-1A-C
(a)
................................................... 9.05% 7/25/2054 1,204,531
GreenSky LLC
464,195 Series 2024-2-D
(a)
.................................................... 6.43% 10/27/2059 469,322
2,100,000 Series 2025-3A-E
(a)
................................................... 7.83% 12/27/2060 2,131,941
Hilton Grand Vacations, Inc.
713,176 Series 2025-3EXT-D
(a)
................................................. 7.38% 10/25/2044 722,713
JOL Air Ltd.
71,307 Series 2019-1-B
(a)
.................................................... 4.95% 4/15/2044 70,600
Luminace Issuer LLC
696,416 Series 2024-1-A
(a)
.................................................... 5.87% 10/30/2031 681,001
Lunar Structured Aircraft Portfolio Notes
1,388,382 Series 2021-1-C
(a)
.................................................... 5.68% 10/15/2046 1,378,111
Mariner Finance Issuance Trust
2,250,000 Series 2024-BA-A
(a)
................................................... 4.91% 11/20/2038 2,248,731
Marlette Funding Trust
227,335 Series 2022-1A-D
(a)
................................................... 3.39% 4/15/2032 225,007
Mosaic Solar Loans LLC
1,958,275 Series 2025-1A-A
(a)
................................................... 6.12% 8/22/2050 1,944,724
Pagaya AI Debt Selection Trust
367,342 Series 2021-3-C
(a)
.................................................... 3.27% 5/15/2029 363,928
2,499,903 Series 2025-5-C
(a)
.................................................... 5.64% 3/15/2033 2,501,827
Phantom Aviation
1,724,204 Series 2026-1A-B
(a)
................................................... 6.03% 1/15/2051 1,682,771
PK Alift Loan Funding LLC
2,634,786 Series 2026-1-D
(a)
.................................................... 5.60% 9/15/2043 2,597,922

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
QTS Issuer ABS LLC
2,500,000 Series 2025-1A-B
(a)
................................................... 5.93% 5/25/2055 2,440,405
3,000,000 Series 2025-1A-B
(a)
................................................... 5.78% 10/5/2055 2,879,416
RKTL
2,795,567 Series 2026-2A-A
(a)
................................................... 4.33% 5/25/2035 2,792,322
Scalelogix Abs Us Issuer LLC
2,500,000 Series 2025-1A-B
(a)
................................................... 6.16% 7/25/2055 2,439,843
SOFI Consumer Loan Program Trust
4,150,000 Series 2026-3-C
(a)
.................................................... 5.09% 6/25/2035 4,159,885
SSI ABS Issuer LLC
722,688 Series 2025-1-A
(a)
.................................................... 6.15% 7/25/2065 711,257
Stonex SBA Trust
10,820,020 Series 2026-1-A
(a)(b)(c)
.................................................. 1.96% 2/25/2057 579,650
Subway Funding LLC
985,000 Series 2024-3A-A23
(a)
................................................. 5.91% 7/30/2054 954,168
Switch Ltd.
1,500,000 Series 2024-1A-B
(a)
................................................... 6.50% 3/25/2054 1,496,667
1,000,000 Series 2024-2A-C
(a)
................................................... 10.03% 6/25/2054 1,015,644
Tesla Sustainable Energy Trust
1,500,000 Series 2024-1A-C
(a)
................................................... 6.25% 6/21/2050 1,504,342
TSC SPV Funding LLC
2,500,000 Series 2026-1A-A2
(a)
.................................................. 5.95% 5/20/2056 2,503,688
Uniti Group LP
2,500,000 Series 2025-1A-B
(a)
................................................... 6.37% 4/20/2055 2,524,573
Upgrade Master Pass-Thru Trust
2,000,000 Series 2025-ST6-C
(a)
.................................................. 5.78% 10/15/2032 1,983,900
Upstart Securitization Trust
2,850,000 Series 2024-1-B
(a)
.................................................... 6.24% 11/20/2034 2,868,996
2,100,000 Series 2025-2-C
(a)
.................................................... 6.02% 6/20/2035 2,110,945
2,650,000 Series 2025-3-C
(a)
.................................................... 5.43% 9/20/2035 2,633,673
Vital Care Issuer LLC
1,995,000 Series 2025-1A-A2
(a)
.................................................. 6.74% 1/30/2056 2,005,430
Vivant Solar Financing V Parent LLC
3,890,713 Series 2018-1A-A
(a)
................................................... 4.73% 4/30/2048 3,810,192
Willis Lease Finance Corp.
2,440,152 Series 2025-B-B
(a)
.................................................... 5.70% 12/15/2050 2,450,210
Total Asset Backed Obligations
(Cost $92,580,203) 92,068,316
BANK LOANS - 8.8%
1261229 BC Ltd.
321,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor) ......... 9.92% 10/8/2030 312,751
ABG Intermediate Holdings 2 LLC
54,038 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 12/21/2028 54,119
ACI Rover Parent LLC
355,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.90% 6/9/2033 354,911
Acrisure LLC
2,134,297 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 11/6/2030 1,935,989
356,400 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 6/21/2032 323,166
ADI Global Distribution Funding LLC
610,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 0.00% 6/16/2033 612,287
AI Aqua Merger Sub, Inc.
930,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 0.00% 7/4/2033 930,525
2,565,030 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.16% 7/31/2028 2,565,658
Alera Group, Inc.
535,957 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 5/28/2032 510,702
205,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.18% 5/31/2033 195,690
Alkermes, Inc.
478,800 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 8/12/2031 481,194

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Alliant Holdings Intermediate LLC
872,796 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.12% 9/19/2031 862,187
Allied Universal Holdco LLC
883,325 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 8/20/2032 884,778
Allison Transmission, Inc.
688,275 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 1/3/2033 688,420
Allspring Buyer LLC
739,637 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.75% 11/1/2030 742,503
Alpha Generation LLC
842,235 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 9/30/2031 835,998
755,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.37% 6/10/2033 747,922
Alterra Mountain Co.
318,396 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 8/17/2028 319,292
255,936 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 5/31/2030 256,044
American Airlines, Inc.
435,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 5/31/2033 430,378
American Axle & Manufacturing, Inc.
434,500 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.91% 2/3/2033 435,404
AmWINS Group, Inc.
749,837 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 1/30/2032 735,249
APi Group DE, Inc.
294,263 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.38% 5/16/2033 294,043
Applied Systems, Inc.
345,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor) ...... 8.20% 2/23/2032 341,766
Apro LLC
882,501 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.43% 7/9/2031 885,074
Ascend Learning LLC
1,412,755 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 12/11/2028 1,380,579
Aspire Bakeries Holdings LLC
474,860 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 12/23/2030 478,027
Asurion LLC
441,133 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 9/19/2030 437,366
140,657 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 9/19/2030 139,320
111,869 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 9.18% 1/22/2029 110,862
AthenaHealth Group, Inc.
590,892 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 0.00%, 0.00% Floor) ......... 6.86% 2/17/2032 585,500
Aveanna Healthcare LLC
1,170,559 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.87% 9/17/2032 1,176,874
Bausch + Lomb Corp.
1,929,951 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 1/15/2031 1,936,947
BCP VI Summit Holdings LP
753,769 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.37% 1/30/2032 756,656
BCPE Empire Holdings, Inc.
617,537 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 12/26/2030 610,207
314,213 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.17% 12/29/2032 310,940
Belden, Inc.
591,775 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 0.00% 6/11/2033 593,255
BioMarin Pharmaceutical, Inc.
505,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.43% 4/27/2033 505,505
Blackfin Pipeline LLC
512,425 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.69% 9/29/2032 514,880
Boots Group Finco LP
432,825 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 6.92% 8/30/2032 434,898
Boxer Parent Co., Inc.
1,473,453 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 7/30/2031 1,331,788
160,533 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ...... 9.42% 7/30/2032 138,125
Brown Group Holding LLC
649,261 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 7/1/2031 651,666
337,270 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 7/1/2031 338,491

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Caesars Entertainment, Inc.
827,883 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 2/6/2031 798,650
Calcasieu Pass Funding LLC
510,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 4/11/2033 512,091
Camelot US Acquisition LLC
553,097 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 1/31/2031 511,153
Cengage Learning, Inc.
1,584,247 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 3/24/2031 1,569,942
Chariot Buyer LLC
291,827 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.42% 9/8/2032 292,338
CHG Healthcare Services, Inc.
1,062,338 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.64% 9/30/2031 1,063,947
Clarios Global LP
413,655 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 5/6/2030 414,561
Clear Channel Outdoor Holdings, Inc.
375,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.78% 8/23/2028 375,971
Cloud Software Group, Inc.
293,521 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 8/16/2032 254,891
Clydesdale Acquisition Holdings, Inc.
298,773 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.84% 4/13/2029 293,975
603,125 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 4/1/2032 580,758
CNT Holdings I Corp.
334,787 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 11/8/2032 335,463
Colossus Acquireco LLC
1,447,725 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.39% 1/10/2033 1,440,190
Columbus McKinnon Corp./NY
872,132 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 2/3/2033 871,587
Compass Power Generation LLC
587,249 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.14% 4/16/2029 588,447
CompoSecure Holdings LLC
605,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.93% 1/14/2033 602,495
Construction Partners, Inc.
647,790 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.64% 11/3/2031 648,411
Core & Main LP
240,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 0.00% 6/25/2033 240,000
CoreLogic, Inc.
724,484 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.28% 6/2/2028 717,240
Cornerstone Building Brands, Inc.
206,807 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 7.02% 4/12/2028 127,186
49,125 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 5/15/2031 25,496
Cotiviti, Inc.
1,075,865 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 5/1/2031 986,773
143,550 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 3/29/2032 130,676
CPI Holdco B LLC
852,027 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 5/19/2031 849,718
CPPIB OVM Member US LLC
290,671 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.95% 8/20/2031 291,190
CQP Holdco LP
355,516 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.45% 12/31/2032 353,944
Creative Artists Agency LLC
692,885 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 10/1/2031 693,592
Crown Finance US, Inc.
962,563 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 12/2/2031 966,312
Curium Bidco Sarl
188,042 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.70% 8/7/2031 188,159
Cyborg Oldco DC Holdings, Inc.
98,874 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)
(d)(e)
...... 0.00% 5/1/2027 –
DaVita, Inc.
588,514 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.37% 5/9/2031 588,652

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Dayforce Bidco LLC
1,490,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.66% 2/4/2033 1,362,933
Deep Blue Operating I LLC
294,263 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 6.42% 10/1/2032 295,551
Delek US Holdings, Inc.
780,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.62% 5/17/2032 780,550
Delta 2 Lux Sarl
2,930,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.45% 9/19/2031 2,933,662
DexKo Global, Inc.
295,810 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 10/9/2031 287,359
DG Investment Intermediate Holdings 2, Inc.
1,442,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 7/12/2032 1,447,259
140,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.17% 7/29/2033 141,225
Directv Financing LLC
269,704 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.00% Floor) ......... 9.18% 8/2/2029 271,560
DirectV Financing LLC
270,118 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor) ......... 9.16% 2/18/2031 271,253
Discovery Global Holdings, Inc.
1,098,462 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.12% 5/27/2033 1,100,131
Dynasty Acquisition Co., Inc.
105,855 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.67% 10/31/2031 106,226
278,295 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.67% 10/31/2031 279,272
Eagle Parent Corp.
860,525 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 4/2/2029 866,764
Ecovyst Catalyst Technologies LLC
450,304 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 6/12/2031 450,626
Edelman Financial Engines Center LLC
1,127,431 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.65% 11/28/2031 1,131,924
EG America LLC
1,370,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 2/10/2031 1,376,638
Eisner Advisory Group LLC
739,010 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/28/2031 727,364
Element Materials Technology Group US Holdings, Inc.
383,880 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 6/25/2029 386,438
Ellucian Holdings, Inc.
30,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ...... 8.42% 11/22/2032 29,046
Emrld Borrower LP
881,670 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.95% 8/4/2031 881,983
Enviri Corp.
574,506 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 6.03% 3/10/2028 573,429
ESCO Technologies, Inc.
415,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 0.00% 6/10/2033 415,000
Fertitta Entertainment LLC/NV
1,336,143 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 1/29/2029 1,336,290
First Advantage Holdings LLC
451,040 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 10/31/2031 446,126
First Eagle Holdings, Inc.
44,479 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 3.50% 8/16/2032 44,499
259,218 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 8/16/2032 259,332
Focus Financial Partners LLC
1,440,249 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 9/15/2031 1,408,484
Fortrea Holdings, Inc.
15,332 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.17% 7/1/2030 15,269
Freeport LNG Investments LLP
795,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.89% 1/31/2033 797,484
Gainwell Acquisition Corp.
1,509,229 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.80% 10/1/2027 1,489,111
Garda World Security Corp.
889,341 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 2/1/2029 889,341

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
GBT US III LLC
728,502 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 7/28/2031 728,936
Genmab A/S
648,558 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.62% 12/13/2032 648,843
GIP Pilot Acquisition Partners LP
275,994 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.64% 5/19/2032 276,339
Golden State Foods LLC
473,940 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 12/4/2031 475,298
Graham Packaging Co., Inc.
773,063 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 1/26/2033 774,431
Grant Thornton Advisors LLC
1,457,324 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 5/30/2031 1,390,382
Great Outdoors Group LLC
407,174 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 1/23/2032 408,955
Green Infrastructure Partners, Inc.
608,475 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 9/24/2032 609,236
Hexion Holdings Corp.
142,036 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 3/15/2029 137,597
Hightower Holding LLC
1,559,394 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 2/3/2032 1,550,872
HomeServe USA Holding Corp.
180,838 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 5.68% 10/21/2030 180,411
Hopper Merger Sub, Inc.
1,480,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 4/7/2033 1,450,097
HUB International Ltd.
790,948 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 5.92% 6/20/2030 791,023
INEOS US Finance LLC
269,277 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 2/19/2030 248,678
INEOS US Petrochem LLC
286,201 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 10/7/2031 241,663
ION Platform Finance US, Inc.
967,575 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/30/2032 700,282
Kaman Corp.
252,683 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 2/26/2032 252,574
29,310 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 2/26/2032 29,297
Lavender US HoldCo 1, Inc.
238,401 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 12/31/2032 237,135
LBM Acquisition LLC
299,293 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.52% 6/6/2031 251,834
LC Ahab US Bidco LLC
716,555 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 5/1/2031 717,153
Life Time, Inc.
329,992 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 11/5/2031 330,734
LifePoint Health, Inc.
829,866 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 5/19/2031 818,592
Lightning Power LLC
338,963 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 8/18/2031 339,727
Live Nation Entertainment, Inc.
587,050 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 10/21/2032 588,060
Madison Safety & Flow LLC
180,362 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.18% 9/26/2031 180,826
Mativ Holdings, Inc.
395,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 4/4/2033 395,987
McKesson Medical-Surgical Top Holdings, Inc.
760,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.86% 6/9/2032 761,110
Meade Pipeline Co. LLC
495,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.69% 9/22/2032 496,237
Medline Borrower LP
314,213 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.50%, 0.00% Floor) ......... 5.11% 5/31/2033 312,588

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
MH Sub I LLC
996,469 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 12/31/2031 866,181
Michaels Cos., Inc.
885,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.67% 3/7/2033 882,456
Mitchell International, Inc.
1,140,641 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 6/17/2031 1,089,107
145,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 8.92% 6/17/2032 133,907
MITER Brands Acquisition Holdco, Inc.
556,817 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 3/28/2031 550,739
Motion Finco Sarl
918,844 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 11/30/2029 785,993
MX Holdings US, Inc.
158,406 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.67% 3/17/2032 158,654
Natgasoline LLC
330,358 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ......... 9.17% 3/29/2030 331,184
Neptune Bidco US, Inc.
295,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.76% 2/3/2033 293,012
Nexstar Broadcasting T/L B7
727,643 Senior Secured Term Loan
(f)
............................................. 6.39% 3/21/2033 721,341
Nexstar Media, Inc.
618,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 6/28/2032 613,336
NGL Energy Operating LLC
319,200 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 0.00%, 0.00% Floor) ......... 7.18% 3/11/2033 320,853
Nouryon Finance BV
280,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 7/31/2031 280,409
NRG Energy, Inc.
887,775 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.41% 4/28/2033 887,664
Numericable US LLC
767,049 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor) ......... 10.55% 5/15/2031 784,691
OAK-Eagle Acquireco, Inc.
1,030,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 3/24/2033 1,033,698
OEP Glass Purchaser LLC
320,938 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 3/2/2033 320,739
OneDigital Borrower LLC
810,664 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 7/2/2031 787,560
Ontario Gaming GTA LP
597,085 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 8/1/2030 570,100
Opal Bidco SAS
552,640 Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.11% 4/23/2032 552,936
OPENLANE, Inc.
174,125 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.14% 10/8/2032 174,996
Ovg Business Services LLC
1,111,631 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 6/25/2031 1,114,416
Pacific Dental Services LLC
539,486 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 6.18% 5/29/2031 540,226
Pathfinder Power LLC
675,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 6/22/2033 674,369
PetSmart LLC
898,388 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 8/18/2032 898,576
Pinnacle Buyer LLC
37,097 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 2.50% 10/1/2032 37,213
192,421 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.16% 10/1/2032 193,022
Pioneer Opco, LLC
260,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.88% 5/16/2033 261,323
PointClickCare Technologies, Inc.
735,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 0.00% 11/3/2031 733,100
Pregis TopCo LLC
839,398 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/1/2029 842,768
Prestige Brands, Inc.
220,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.62% 7/1/2033 220,482

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Pretzel Parent T/L B
560,047 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 10/1/2031 535,684
Primo Brands Corp.
418,950 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 3/31/2031 421,344
Project Aurora US Finco, Inc.
288,550 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 12/6/2032 290,232
Proofpoint, Inc.
289,260 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.70% 8/31/2028 279,798
Pye-Barker Fire & Safety LLC
55,900 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 1.25% 12/16/2032 56,048
374,100 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 12/16/2032 375,088
Qnity Electronics, Inc.
751,225 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 11/1/2032 753,659
Quikrete Holdings, Inc.
569,996 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 3/19/2029 570,899
68,433 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 4/14/2031 68,458
770,209 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 2/10/2032 770,529
QXO Building Products, Inc.
715,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 6/3/2033 714,303
Radiology Partners, Inc.
723,901 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 6/30/2032 724,654
RealPage, Inc.
622,809 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.96% 4/24/2028 583,691
247,323 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 4/24/2028 233,189
Resideo Funding, Inc.
744,375 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 8/13/2032 745,614
Sabre GLBL, Inc.
149,141 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.00% Floor) ......... 9.77% 11/15/2029 133,779
93,436 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.00% Floor) ......... 9.77% 11/15/2029 83,882
Savor Acquisition, Inc.
37,500 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 3.00% 2/19/2032 37,748
482,848 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.67% 2/19/2032 486,047
Sedgwick Claims Management Services, Inc.
2,151,267 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 7/31/2031 2,127,872
Select Medical Corp.
695,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 0.00% 12/3/2031 698,475
Sgh2 LLC
446,625 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 8/18/2032 447,183
Shift4 Payments LLC
385,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 7/30/2032 380,187
Signia Aerospace LLC
986,433 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.20% 12/11/2031 988,287
34,437 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 0.00% 12/11/2031 34,501
Six Flags Entertainment Corp.
597,179 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 5/1/2031 592,467
Skyshield US Bidco Ltd.
265,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 0.00% 6/23/2033 265,249
Southern Veterinary Partners LLC
1,239,234 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.18% 12/4/2031 1,239,525
Staples, Inc.
314,336 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ......... 9.41% 9/10/2029 292,823
Starwood Property Mortgage LLC
97,001 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 1/2/2030 96,961
482,167 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.61% 9/24/2032 481,986
Stonepeak Bayou Holdings LP
334,163 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 10/1/2032 333,883
StubHub Holdco Sub LLC
127,802 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ......... 8.42% 3/15/2030 128,800
Sunrise Financing Partnership
1,025,000 Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.10% 2/17/2032 1,013,561

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Sword Purchaser LLC
670,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 4/11/2033 654,664
Talen Energy Supply LLC
567,150 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 11/26/2032 564,048
TAMKO Building Products, Inc.
355,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.64% 9/20/2030 355,444
Team Health Holdings, Inc.
415,288 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 6/30/2028 416,384
Tecta America Corp.
514,800 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.14% 2/18/2032 515,858
Tiger Acquisition LLC
688,411 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.18% 8/23/2032 691,089
TK Elevator US Newco, Inc.
865,655 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.38% 4/30/2030 870,434
TKO Worldwide Holdings LLC (f/k/a UFC Holdings LLC)
645,602 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.41% 11/21/2031 644,304
Townsquare Media, Inc.
145,266 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.59% 2/19/2030 107,520
TransDigm, Inc.
898,213 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 8/19/2032 899,371
294,263 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 2/10/2033 294,594
643,515 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 2/28/2031 644,358
437,213 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 1/20/2032 437,755
Traverse Midstream Partners LLC
505,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 0.00% 4/21/2033 505,316
Trident TPI Holdings, Inc.
295,463 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/18/2028 284,137
UKG, Inc.
1,488,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 2/10/2031 1,405,514
United Natural Foods, Inc.
241,216 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.64% 5/1/2031 243,628
United Talent Agency LLC
138,254 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.68% 6/10/2032 138,859
Univision Communications, Inc.
228,253 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.28% 1/31/2029 227,041
700,753 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 6/25/2029 701,103
Veritiv Operating Co.
310,240 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 11/29/2030 294,003
Vestis Corp.
552,607 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 2/24/2031 546,114
Victory Capital Holdings, Inc.
168,725 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.70% 9/23/2032 168,264
Victra Holdings LLC
2,083,019 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 3/29/2029 2,064,792
Virgin Media Bristol LLC
875,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 7.04% 1/31/2029 840,599
Virtus Investment Partners, Inc.
272,938 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 9/27/2032 271,232
Voyager Parent LLC
913,261 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 7/1/2032 914,960
VT Topco, Inc.
220,266 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 8/9/2030 216,429
Wand NewCo 3, Inc.
1,076,669 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.17% 1/30/2031 1,076,669
WEC US Holdings, Inc.
456,863 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 1/27/2031 457,004
Whatabrands LLC
2,952,506 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 8/3/2028 2,952,034
White Cap Supply Holdings LLC
412,413 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 10/29/2029 412,277

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
WhiteWater Matterhorn Holdings LLC
564,600 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.50% 6/16/2032 561,424
Zayo Group Holdings, Inc.
2,161,054 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.50% 3/11/2030 2,163,215
Zelis Payments Buyer, Inc.
739,541 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 11/26/2031 723,134
Total Bank Loans
(Cost $145,873,578) 144,513,798
COLLATERALIZED LOAN OBLIGATIONS - 12.5%
Allegro CLO Ltd.
1,800,000 Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.17% 7/24/2037 1,804,842
Anthelion CLO
1,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.18% 7/20/2036 1,002,957
Apidos CLO
5,000,000 Series 2024-1A-A1R (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
................... 4.92% 10/25/2038 5,010,012
500,000 Series 2024-1A-D1R (3 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.37% 10/25/2038 503,117
3,000,000 Series 2025-54A-A1 (3 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.98% 10/20/2038 3,007,073
Bain Capital Credit CLO Ltd.
1,000,000 Series 2019-4A-A1RR (3 mo. Term SOFR + 0.99%, 0.99% Floor)
(a)
.................. 4.66% 4/23/2035 1,000,213
1,000,000 Series 2021-1A-AR (3 mo. Term SOFR + 0.94%, 0.94% Floor)
(a)
.................... 4.62% 4/18/2034 1,000,190
1,250,000 Series 2021-7A-DR (3 mo. Term SOFR + 2.90%, 2.90% Floor)
(a)
................... 6.56% 1/22/2035 1,226,724
2,500,000 Series 2023-2A-A1R (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
................... 5.00% 7/18/2038 2,505,908
1,000,000 Series 2025-1A-D1 (3 mo. Term SOFR + 2.50%, 2.50% Floor)
(a)
.................... 6.17% 4/23/2038 993,490
1,000,000 Series 2025-3A-D1 (3 mo. Term SOFR + 2.85%, 2.85% Floor)
(a)
.................... 6.52% 7/23/2038 1,004,834
Benefit Street Partners CLO Ltd.
500,000 Series 2025-42A-D1 (3 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.37% 10/25/2038 502,892
BlueMountain CLO Ltd.
3,770,000 Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)
(a)
................... 6.83% 10/22/2030 3,779,768
1,000,000 Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)
(a)
................... 7.01% 11/15/2030 1,004,949
1,000,000 Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)
(a)
..................... 6.94% 10/20/2030 1,002,833
2,500,000 Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)
(a)
.................. 7.53% 7/20/2037 2,451,390
Canyon Capital CLO Ltd.
1,000,000 Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)
(a)
................... 6.93% 7/15/2030 1,001,323
2,000,000 Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)
(a)
................... 6.68% 1/30/2031 2,005,878
1,000,000 Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)
(a)
..................... 6.88% 4/15/2035 981,615
Captree Park CLO Ltd.
10,000,000 Series 2024-1A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.88% 7/20/2037 10,000,000
Carlyle Global Market Strategies
500,000 Series 2020-2A-CR2 (3 mo. Term SOFR + 2.90%, 2.90% Floor)
(a)
................... 6.57% 1/25/2035 492,256
5,000,000 Series 2021-8A-A1R (3 mo. Term SOFR + 1.27%, 1.27% Floor)
(a)
................... 4.94% 10/15/2038 5,009,991
3,000,000 Series 2022-6A-A1R2 (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
.................. 4.90% 10/25/2038 3,004,169
2,000,000 Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
................... 4.90% 10/15/2038 2,002,785
500,000 Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)
(a)
..................... 6.88% 7/20/2037 500,823
Cathedral Lake CLO Ltd.
3,500,000 Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)
(a)
.................... 7.36% 1/20/2035 3,466,009
Cent CLO
500,000 Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)
(a)
................... 7.76% 1/25/2035 494,867
3,500,000 Series 2021-31A-A1R (3 mo. Term SOFR + 1.10%, 1.10% Floor)
(a)
.................. 4.78% 4/20/2034 3,502,073
CIFC Funding Ltd.
1,000,000 Series 2019-3A-D1R2 (3 mo. Term SOFR + 2.75%, 2.75% Floor)
(a)
.................. 6.43% 1/16/2038 1,004,787
Clover CLO
2,000,000 Series 2018-1A-A1R3 (3 mo. Term SOFR + 1.31%, 1.31% Floor)
(a)
.................. 4.97% 4/20/2037 2,004,043
Crown City CLO
4,000,000 Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)
(a)
.................... 7.17% 7/15/2037 3,990,978
Dryden Senior Loan Fund
3,000,000 Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)
(a)
................... 6.43% 1/15/2031 3,004,738
1,000,000 Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)
(a)
................... 7.28% 7/15/2035 973,981
Eldridge CLO Ltd.
500,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)
(a)
.................... 5.01% 10/20/2038 500,998

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Empower CLO Ltd.
3,000,000 Series 2023-2A-AR (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
.................... 4.99% 10/15/2038 3,007,196
GCM CLO Ltd.
5,000,000 Series 2026-1A-A1 (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
.................... 5.02% 7/20/2039 5,009,938
Goldentree Loan Opportunities Ltd.
1,000,000 Series 2024-21A-DR (3 mo. Term SOFR + 2.60%, 2.60% Floor)
(a)
................... 6.24% 10/20/2039 1,000,000
4,000,000 Series 2026-28A-A (3 mo. Term SOFR + 1.17%, 1.17% Floor)
(a)
.................... 4.84% 10/20/2039 4,002,444
Halcyon Loan Advisors Funding Ltd.
245,720 Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)
(a)(g)
................... 8.93% 4/28/2025 23,580
ICG US CLO Ltd.
2,500,000 Series 2023-1A-AR (3 mo. Term SOFR + 1.38%, 1.38% Floor)
(a)
.................... 5.06% 7/18/2038 2,506,553
Invesco CLO Ltd.
850,000 Series 2021-3A-DR (3 mo. Term SOFR + 3.10%, 3.10% Floor)
(a)
................... 6.76% 10/22/2034 835,679
2,000,000 Series 2024-3A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................... 4.83% 7/20/2037 2,000,794
Kennedy Lewis CLO Ltd.
2,000,000 Series 2023-12A-AR (3 mo. Term SOFR + 1.33%, 1.33% Floor)
(a)
................... 5.01% 7/20/2038 2,004,825
LCM LP
873,492 Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)
(a)
....................... 6.69% 7/20/2031 873,806
5,000,000 Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)
(a)
........................ 6.44% 1/20/2031 5,009,638
1,500,000 Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)
(a)
........................ 6.89% 7/16/2031 1,506,408
Lodi Park CLO Ltd.
500,000 Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
.................... 6.67% 7/21/2037 500,604
Madison Park Funding Ltd.
2,000,000 Series 2024-69A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................. 4.84% 7/25/2037 2,000,648
Magnetite CLO Ltd.
3,000,000 Series 2019-23A-AR2 (3 mo. Term SOFR + 0.99%, 0.99% Floor)
(a)
.................. 4.66% 1/25/2035 3,000,709
1,750,000 Series 2019-23A-DR2 (3 mo. Term SOFR + 2.25%, 2.25% Floor)
(a)
.................. 5.92% 1/25/2035 1,719,929
Marble Point CLO
5,000,000 Series 2020-3A-AR2 (3 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.98% 10/19/2038 5,008,202
3,500,000 Series 2021-3A-D1R (3 mo. Term SOFR + 2.75%, 2.75% Floor)
(a)
................... 6.43% 10/17/2034 3,495,710
Menlo CLO Ltd.
5,000,000 Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)
(a)
.................... 5.10% 1/20/2038 5,013,060
Milford Park CLO Ltd.
5,000,000 Series 2022-1A-AR (3 mo. Term SOFR + 1.16%, 1.16% Floor)
(a)
.................... 4.84% 1/20/2038 5,000,094
Neuberger Berman CLO Ltd.
1,000,000 Series 2021-44A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.33% 10/16/2035 984,918
OCP CLO Ltd.
5,000,000 Series 2020-20A-A1R2 (3 mo. Term SOFR + 1.26%, 1.26% Floor)
(a)
................. 4.94% 4/18/2037 5,005,959
2,250,000 Series 2021-21A-D1R (3 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
.................. 6.33% 1/20/2038 2,244,555
Octagon Investment Partners Ltd.
500,000 Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)
(a)
.................... 10.94% 1/20/2035 416,323
1,000,000 Series 2022-1A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)
(a)
................... 4.93% 7/21/2035 1,001,266
10,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................... 4.86% 1/22/2038 10,009,240
500,000 Series 2025-4A-D (3 mo. Term SOFR + 2.80%, 2.80% Floor)
(a)
..................... 6.48% 10/20/2038 502,324
Palmer Square CLO Ltd.
3,000,000 Series 2021-3A-A1R (3 mo. Term SOFR + 1.29%, 1.29% Floor)
(a)
................... 4.96% 10/15/2038 3,006,737
Peace Park CLO Ltd.
2,000,000 Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.93% 10/20/2038 2,003,997
Peebles Park CLO Ltd.
4,500,000 Series 2024-1A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
.................... 4.83% 4/21/2037 4,503,346
Rockland Park CLO Ltd.
5,000,000 Series 2021-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.98% 7/20/2038 5,011,270
Sound Point CLO Ltd.
2,000,000 Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)
(a)
................. 8.44% 7/20/2032 1,915,136
500,000 Series 2017-4A-C (3 mo. Term SOFR + 2.76%, 0.00% Floor)
(a)
..................... 6.44% 1/21/2031 499,234
6,000,000 Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)
(a)
................... 7.23% 7/15/2034 5,791,945
1,000,000 Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)
(a)
................... 7.43% 10/25/2034 958,941
1,000,000 Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)
(a)
................... 7.29% 7/20/2034 966,319
5,000,000 Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)
(a)
................... 7.28% 10/25/2034 4,833,657
3,375,000 Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)
(a)
..................... 7.33% 10/25/2034 3,241,489
Storm King Park CLO Ltd.
4,000,000 Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
.................... 5.03% 10/15/2037 4,008,994

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Symphony CLO Ltd.
1,500,000 Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)
(a)
................... 6.98% 10/15/2031 1,499,562
Upland CLO
500,000 Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)
(a)
................... 6.84% 4/20/2031 502,360
Vibrant CLO Ltd.
29,751 Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)
(a)
.................. 5.79% 10/20/2031 29,771
2,000,000 Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)
(a)
.................. 5.11% 10/20/2037 2,005,096
Voya CLO Ltd.
3,900,000 Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)
(a)
................... 6.88% 10/15/2030 3,912,599
1,200,000 Series 2021-1A-DR (3 mo. Term SOFR + 2.80%, 2.80% Floor)
(a)
................... 6.47% 7/15/2034 1,180,763
Warwick Capital CLO Ltd.
5,000,000 Series 2023-1A-AR (3 mo. Term SOFR + 1.28%, 1.28% Floor)
(a)
.................... 4.96% 10/20/2038 5,009,644
Wind River CLO Ltd.
4,000,000 Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)
(a)
................... 6.83% 1/15/2031 4,006,737
2,000,000 Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
.................... 9.68% 1/15/2031 1,760,678
1,500,000 Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)
(a)
................... 7.33% 10/22/2031 1,504,217
1,000,000 Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
.................. 6.68% 4/20/2038 1,002,618
1,000,000 Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)
(a)
..................... 7.14% 1/20/2035 964,305
Total Collateralized Loan Obligations
(Cost $206,686,682) 205,546,323
FOREIGN CORPORATE BONDS - 4.2%
928,001 Acu Petroleo Luxembourg Sarl ........................................... 7.50% 1/13/2032 955,798
649,000 Adani Electricity Mumbai Ltd. ............................................ 3.95% 2/12/2030 610,240
400,000 Adani Electricity Mumbai Ltd. ............................................ 3.87% 7/22/2031 366,563
1,372,400 Adani International Container Terminal Pvt Ltd. ................................ 3.00% 2/16/2031 1,274,371
200,000 Adani Ports & Special Economic Zone Ltd. ................................... 4.38% 7/3/2029 194,387
700,000 Adani Ports & Special Economic Zone Ltd. ................................... 3.10% 2/2/2031 631,312
450,000 Adani Ports & Special Economic Zone Ltd. ................................... 5.00% 8/2/2041 396,425
565,250 Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash .. 4.63% 10/15/2039 480,723
762,000 Adani Transmission Step-One Ltd. ........................................ 4.25% 5/21/2036 690,561
400,000 AES Espana BV ..................................................... 5.70% 5/4/2028 391,290
200,000 Agrosuper SA ....................................................... 4.60% 1/20/2032 190,167
500,000 AL Candelaria Spain SA
(a)
.............................................. 5.75% 6/15/2033 463,347
1,250,000 AL Candelaria Spain SA ............................................... 5.75% 6/15/2033 1,158,369
569,308 Altice France SA
(a)
.................................................... 6.88% 7/15/2032 552,710
215,000 Ardonagh Finco Ltd.
(a)
................................................. 7.75% 2/15/2031 217,572
400,000 Aris Mining Corp.
(a)
................................................... 8.00% 10/31/2029 414,756
400,000 Banco BBVA Peru SA (5 yr. CMT Rate + 2.00%) ............................... 6.20% 6/7/2034 409,570
400,000 Banco Davivienda SA (10 yr. CMT Rate + 5.10%)
(a)(h)
............................ 6.65% 4/22/2031 369,811
200,000 Banco Davivienda SA (10 yr. CMT Rate + 5.10%)
(h)
............................. 6.65% 4/22/2031 184,906
600,000 Banco Davivienda SA (5 yr. CMT Rate + 4.59%)
(a)
.............................. 8.13% 7/2/2035 622,500
300,000 Banco Davivienda SA (5 yr. CMT Rate + 4.59%) ............................... 8.13% 7/2/2035 311,250
1,900,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%) ......................... 3.25% 9/30/2031 1,890,128
400,000 Banco Internacional del Peru SAA Interbank
(a)
................................ 4.80% 7/15/2031 393,144
1,100,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%) ............... 6.40% 4/30/2035 1,133,385
400,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)
(a)
.............. 6.40% 4/30/2035 412,140
400,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)
(h)
............ 7.63% 1/10/2028 401,813
400,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)
(h)
............ 7.50% 6/27/2029 397,163
700,000 Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)
(a)(h)
............ 8.38% 5/20/2031 717,675
1,500,000 Banco Nacional de Mexico SA (5 yr. CMT Rate + 2.68%)
(a)
........................ 6.70% 8/7/2036 1,479,225
800,000 Banco Santander Chile
(a)
............................................... 4.55% 11/20/2030 789,000
60,000 Bausch Health Cos., Inc.
(a)
.............................................. 5.25% 1/30/2030 38,445
15,000 Bausch Health Cos., Inc.
(a)
.............................................. 14.00% 10/15/2030 14,177
400,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 2.65%) .................................................. 5.13% 1/18/2033 392,460
400,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 4.31%) .................................................. 5.88% 9/13/2034 393,968
1,100,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 4.21%) .................................................. 8.13% 1/8/2039 1,173,850
530,000 Belron UK Finance PLC
(a)
.............................................. 5.75% 10/15/2029 532,794
396,536 Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy ......... 7.88% 2/15/2039 418,912
600,000 CAP SA
(a)
.......................................................... 3.90% 4/27/2031 508,925
900,000 CAP SA ........................................................... 3.90% 4/27/2031 763,387
200,000 Cemex SAB de CV (5 yr. CMT Rate + 3.52%)
(a)(h)
.............................. 7.20% 6/10/2030 208,330
200,000 Cemex SAB de CV (5 yr. CMT Rate + 3.52%)
(h)
............................... 7.20% 6/10/2030 208,330

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
936,436 Chile Electricity PEC SpA
(a)
............................................. 0.00% 1/25/2028 864,799
288,800 Cometa Energia SA de CV .............................................. 6.38% 4/24/2035 298,430
1,400,000 Cosan Overseas Ltd.
(h)
................................................ 8.25% 8/5/2026 1,387,400
1,100,000 CSN Resources SA ................................................... 5.88% 4/8/2032 679,255
633,000 CT Trust .......................................................... 5.13% 2/3/2032 601,894
230,000 Danaos Corp.
(a)
...................................................... 6.88% 10/15/2032 237,826
339,480 Digicel Group Holdings Ltd.
(a)(d)(e)
.......................................... 0.00% 12/31/2030 2,432
165,105 Digicel Group Holdings Ltd.
(a)(d)(e)
.......................................... 0.00% 12/31/2030 8,302
234,450 Empresa Electrica Angamos SA .......................................... 4.88% 5/25/2029 215,898
800,000 Empresas Publicas de Medellin ESP ....................................... 4.38% 2/15/2031 728,956
550,000 Esentia Energy Development SAB de CV
(a)
.................................. 6.13% 7/30/2033 549,065
500,000 Esentia Energy Development SAB de CV
(a)
.................................. 6.50% 7/30/2038 491,650
298,040 Fideicomiso PA Pacifico Tres ............................................ 8.25% 1/15/2035 305,074
900,000 Freeport Indonesia PT ................................................. 4.76% 4/14/2027 904,096
400,000 Frontera Energy Corp. ................................................. 7.88% 6/21/2028 398,818
350,000 FS Luxembourg Sarl
(a)
................................................. 8.13% 2/11/2036 317,896
265,000 Garda World Security Corp.
(a)
............................................ 6.50% 1/15/2031 268,867
285,000 Garda World Security Corp.
(a)
............................................ 8.25% 8/1/2032 291,907
850,000 Generadora de Gatun SA
(a)
............................................. 6.87% 9/30/2044 878,508
200,000 Genmab AS / Genmab Finance LLC
(a)
...................................... 6.25% 12/15/2032 203,933
220,000 GGAM Finance Ltd.
(a)
................................................. 6.88% 4/15/2029 225,347
825,000 Global Aircraft Leasing Co. Ltd.
(a)
......................................... 8.75% 9/1/2027 839,518
206,000 GNL Quintero SA .................................................... 4.63% 7/31/2029 205,701
700,000 Gold Fields Orogen Holdings BVI Ltd. ...................................... 6.13% 5/15/2029 714,637
250,000 Grifols SA
(a)
........................................................ 4.75% 10/15/2028 245,162
140,816 Guara Norte Sarl .................................................... 5.20% 6/15/2034 136,206
600,000 Indofood CBP Sukses Makmur Tbk ........................................ 3.40% 6/9/2031 549,265
200,000 Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%)
(a)
....................... 6.55% 4/15/2036 203,228
750,000 Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%) ........................ 6.55% 4/15/2036 762,105
550,000 Industrias Penoles SAB de CV ........................................... 4.75% 8/6/2050 452,169
900,000 InRetail Consumer ................................................... 3.25% 3/22/2028 867,891
600,000 Intercorp Financial Services, Inc. ......................................... 4.13% 10/19/2027 594,817
500,000 Inversiones CMPC SA (5 yr. CMT Rate + 2.83%) .............................. 6.70% 12/9/2057 492,575
200,000 Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)
(a)
............................. 6.70% 12/9/2057 197,030
400,000 J&F Luxembourg Finance Sarl
(a)
.......................................... 8.50% 12/1/2032 399,000
1,524,375 JSW Hydro Energy Ltd. ................................................ 4.13% 5/18/2031 1,413,663
1,000,000 JSW Infrastructure Ltd. ................................................ 4.95% 1/21/2029 990,688
437,970 LLPL Capital Pte Ltd. .................................................. 6.88% 2/4/2039 445,177
1,000,000 MARB BondCo PLC .................................................. 3.95% 1/29/2031 877,557
200,000 Marcobre SAC
(a)
..................................................... 5.75% 1/22/2036 198,150
200,000 Marcobre SAC ...................................................... 5.75% 1/22/2036 198,150
245,000 Mattamy Group Corp.
(a)
................................................ 4.63% 3/1/2030 235,326
200,000 Medco Laurel Tree Pte Ltd. ............................................. 6.95% 11/12/2028 200,562
335,000 Merlin Entertainments Group US Holdings, Inc.
(a)
.............................. 7.38% 2/15/2031 282,915
600,000 Mexarrend SAPI de CV
(a)(e)(g)
............................................. 10.25% 7/24/2024 3,600
537,742 Mexico Generadora de Energia S de RL .................................... 5.50% 12/6/2032 536,587
180,000 Millicom International Cellular SA ......................................... 5.13% 1/15/2028 179,007
1,170,000 Millicom International Cellular SA ......................................... 6.25% 3/25/2029 1,175,529
700,000 Minejesa Capital BV .................................................. 5.63% 8/10/2037 668,990
600,000 Minerva Luxembourg SA ............................................... 8.88% 9/13/2033 621,307
1,600,000 Minsur SA ......................................................... 4.50% 10/28/2031 1,534,818
809,490 Mong Duong Finance Holdings BV ........................................ 5.13% 5/7/2029 799,731
1,142,570 MV24 Capital BV .................................................... 6.75% 6/1/2034 1,137,823
300,000 Nexa Resources SA .................................................. 6.50% 1/18/2028 304,343
450,000 Nexa Resources SA .................................................. 6.60% 4/8/2037 469,759
250,000 Nissan Motor Co. Ltd.
(a)
................................................ 4.35% 9/17/2027 246,089
235,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
(a)
............................... 8.00% 8/1/2030 233,016
510,000 Opal Bidco SAS
(a)
.................................................... 6.50% 3/31/2032 520,557
600,000 Orbia Advance Corp. SAB de CV ......................................... 5.88% 9/17/2044 475,512
1,400,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%) .................... 4.60% 6/15/2032 1,398,949
600,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 0.80%) .................... 4.55% 9/8/2035 590,181
450,000 Pampa Energia SA
(a)
.................................................. 7.75% 11/14/2037 461,070
200,000 Parex Resources, Inc.
(a)
................................................ 8.50% 5/11/2031 203,300
1,000,200 Peru LNG Srl ....................................................... 5.38% 3/22/2030 973,442
1,238,294 Prumo Participacoes e Investimentos S/A ................................... 7.50% 12/31/2031 1,263,463
500,000 Reliance Industries Ltd. ................................................ 3.67% 11/30/2027 492,419
1,120,000 Rutas 2 & 7 Finance Ltd. ............................................... 0.00% 9/30/2036 860,160
200,000 Saavi Energia Sarl ................................................... 8.88% 2/10/2035 219,050
200,000 Saavi Energia Sarl
(a)
.................................................. 8.88% 2/10/2035 219,050
200,000 Sasol Financing USA LLC .............................................. 5.50% 3/18/2031 186,399

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
200,000 Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)
(a)
.............................. 6.10% 10/1/2035 204,871
610,000 Seaspan Corp.
(a)
..................................................... 5.50% 8/1/2029 598,943
600,000 Simpar Europe SA ................................................... 5.20% 1/26/2031 502,782
300,000 Southern Copper Corp. ................................................ 5.25% 11/8/2042 282,973
843,500 Star Energy Geothermal Wayang Windu Ltd. ................................. 6.75% 4/24/2033 853,622
200,000 Termocandelaria Power SA
(a)
............................................ 7.75% 9/17/2031 205,239
200,000 Termocandelaria Power SA ............................................. 7.75% 9/17/2031 205,239
735,885 Tierra Mojada Luxembourg II Sarl ......................................... 5.75% 12/1/2040 707,775
159,000 Trivium Packaging Finance BV
(a)
.......................................... 8.25% 7/15/2030 168,099
62,116 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(e)
......................... 13.50% 12/31/2027 3,727
44,227 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(a)(e)
........................ 13.50% 12/31/2027 2,654
228,919 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(e)
......................... 11.00% 12/31/2028 6,868
53,234 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(a)(e)
........................ 11.00% 12/31/2028 1,597
299,050 Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)
(e)
............... 15.00% 12/31/2044 5,981
900,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%) ........................... 2.00% 10/14/2031 893,181
500,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%) ........................... 3.86% 10/7/2032 494,782
650,000 Vale Overseas Ltd. (5 yr. CMT Rate + 2.43%) ................................. 6.00% 2/25/2056 650,975
500,000 Vamos Europe SA
(a)
.................................................. 9.20% 1/26/2031 476,850
700,000 Vedanta Resources Finance II PLC
(a)
....................................... 7.00% 7/13/2032 696,527
450,000 Vista Energy Argentina SAU
(a)
........................................... 7.88% 4/8/2038 464,400
600,000 Volcan Cia Minera SAA
(a)
............................................... 8.50% 10/28/2032 621,870
690,690 Yinson Bergenia Production BV .......................................... 8.50% 1/31/2045 738,348
296,010 Yinson Bergenia Production BV
(a)
......................................... 8.50% 1/31/2045 316,435
Total Foreign Corporate Bonds
(Cost $70,037,304) 69,393,613
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.7%
1,319,949 Bioceanico Sovereign Certificate Ltd. ...................................... 0.00% 6/5/2034 1,083,177
1,200,000 BPRL International Singapore Pte Ltd. ...................................... 4.38% 1/18/2027 1,197,080
850,000 Brazilian Government International Bond .................................... 5.00% 1/27/2045 680,850
1,350,000 Brazilian Government International Bond .................................... 4.75% 1/14/2050 1,001,700
776,697 Chile Electricity Lux Mpc II Sarl ........................................... 5.67% 10/20/2035 794,320
388,348 Chile Electricity Lux Mpc II Sarl
(a)
......................................... 5.67% 10/20/2035 397,160
688,000 Chile Electricity Lux Mpc Sarl ............................................ 6.01% 1/20/2033 710,147
600,000 Chile Government International Bond ...................................... 3.10% 5/7/2041 460,650
1,400,000 Colombia Government International Bond ................................... 4.13% 5/15/2051 960,750
200,000 Comision Federal de Electricidad
(a)
........................................ 6.45% 1/24/2035 200,229
400,000 Comision Federal de Electricidad ......................................... 6.45% 1/24/2035 400,457
950,000 Corp. Nacional del Cobre de Chile ........................................ 3.00% 9/30/2029 895,582
500,000 Costa Rica Government International Bond .................................. 5.63% 4/30/2043 484,870
450,000 Dominican Republic International Bond ..................................... 4.50% 1/30/2030 434,970
600,000 Dominican Republic International Bond ..................................... 5.75% 3/17/2034 592,680
150,000 Dominican Republic International Bond
(a)
.................................... 5.75% 3/17/2034 148,170
450,000 Dominican Republic International Bond ..................................... 6.15% 5/17/2038 447,907
900,000 Ecopetrol SA ....................................................... 5.88% 11/2/2051 722,044
198,101 FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple ................. 7.25% 1/31/2041 201,321
693,355 FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
(a)
................ 7.25% 1/31/2041 704,622
150,000 Fondo MIVIVIENDA SA ................................................ 5.40% 3/31/2031 151,312
300,000 Fondo MIVIVIENDA SA
(a)
............................................... 5.40% 3/31/2031 302,625
500,000 Guatemala Government Bond ........................................... 5.38% 4/24/2032 502,351
950,000 Guatemala Government Bond ........................................... 4.65% 10/7/2041 832,300
1,050,000 Hungary Government International Bond .................................... 5.50% 3/26/2036 1,055,704
509,969 Lima Metro Line 2 Finance Ltd. ........................................... 5.88% 7/5/2034 521,478
956,343 Lima Metro Line 2 Finance Ltd. ........................................... 4.35% 4/5/2036 910,598
500,000 Mexico City Airport Trust ............................................... 3.88% 4/30/2028 487,963
1,150,000 Mexico Government International Bond ..................................... 4.40% 2/12/2052 825,987
700,000 Mexico Government International Bond ..................................... 6.34% 5/4/2053 657,475
200,000 MISC Capital Two Labuan Ltd. ........................................... 3.75% 4/6/2027 198,506
1,000,000 Morocco Government International Bond .................................... 3.00% 12/15/2032 879,066
400,000 Morocco Government International Bond .................................... 4.00% 12/15/2050 289,010
600,000 Nigeria Government International Bond ..................................... 7.70% 2/23/2038 613,552
1,000,000 OCP SA ........................................................... 6.75% 5/2/2034 1,051,151
500,000 Panama Government International Bond .................................... 5.66% 2/23/2038 499,500
200,000 Pertamina Persero PT ................................................. 2.30% 2/9/2031 176,206
500,000 Pertamina Persero PT ................................................. 5.63% 5/20/2043 468,221
400,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 3.88% 7/17/2029 385,999
500,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 5.25% 10/24/2042 445,618

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
750,000 Peruvian Government International Bond .................................... 5.50% 3/30/2036 758,362
450,000 Petronas Capital Ltd. .................................................. 5.34% 4/3/2035 461,419
750,000 Republic of Poland Government International Bond ............................. 5.38% 4/14/2036 757,113
1,100,000 Republic of South Africa Government International Bond ......................... 6.13% 12/11/2037 1,082,791
700,000 Saudi Government International Bond ...................................... 4.63% 10/4/2047 591,394
400,000 Trinidad & Tobago Government International Bond
(a)
............................ 6.50% 1/28/2036 412,940
200,000 Trinidad & Tobago Government International Bond ............................. 6.50% 1/28/2036 206,470
295,000 YPF SA
(i)
.......................................................... 7.00% 9/30/2033 301,149
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $28,656,238) 28,344,946
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.6%
1345 Trust
1,050,000 Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)
(a)
................... 5.23% 6/15/2042 1,052,127
Acore Issuer LLC
2,860,000 Series 2026-FL1-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
.................... 5.74% 8/20/2043 2,867,136
ACREC Trust
2,520,000 Series 2026-FL4-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)
(a)
.................... 5.64% 1/18/2043 2,518,654
Arbor Realty Trust, Inc.
14,713,680 Series 2020-MF1-XA
(a)(b)(c)
.............................................. 1.04% 5/15/2053 414,258
10,194,000 Series 2021-MF3-XD
(a)(b)(c)
.............................................. 1.28% 10/15/2054 546,617
ARDN Mortgage Trust
1,060,000 Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)
(a)
.................. 8.13% 6/15/2035 1,063,041
AREIT Trust
1,690,000 Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)
(a)
................. 6.43% 1/17/2030 1,682,397
2,160,000 Series 2025-CRE11-C (1 mo. Term SOFR + 2.25%, 2.25% Floor)
(a)
.................. 5.89% 7/25/2043 2,162,722
Atrium Hotel Portfolio Trust
326,766 Series 2017-ATRM-A (1 mo. Term SOFR + 1.23%, 0.93% Floor)
(a)
.................. 4.85% 12/15/2036 325,392
BANK
8,209,576 Series 2017-BNK5-XA
(b)(c)
.............................................. 1.07% 6/15/2060 49,069
56,309,470 Series 2018-BN11-XA
(b)(c)
............................................... 0.59% 3/15/2061 410,930
BANK5 Trust
518,000 Series 2025-5YR15-C
(c)
................................................ 5.81% 7/15/2058 514,662
760,000 Series 2025-5YR15-D
(a)
................................................ 4.00% 7/15/2058 666,900
12,983,300 Series 2025-5YR15-XA
(b)(c)
.............................................. 1.44% 7/15/2058 561,624
25,137,275 Series 2025-5YR16-XA
(b)(c)
.............................................. 1.28% 8/15/2063 980,293
288,000 Series 2025-5YR17-C
(c)
................................................ 5.89% 11/15/2058 287,597
45,845,369 Series 2025-5YR17-XA
(b)(c)
.............................................. 1.40% 11/15/2058 2,000,082
2,631,000 Series 2025-5YR19-C
(c)
................................................ 5.72% 12/15/2058 2,599,178
35,010,212 Series 2026-5YR20-XA
(b)(c)
.............................................. 1.52% 2/15/2059 1,824,949
35,648,204 Series 2026-5YR21-XA
(b)(c)
.............................................. 0.99% 4/15/2059 1,190,443
60,409,000 Series 2026-5YR23-XA
(b)(c)
.............................................. 1.30% 7/15/2031 2,913,526
Barclays Commercial Mortgage Trust
1,675,000 Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)
(a)
.................. 6.59% 11/15/2034 10,862
809,000 Series 2023-C19-B
(c)
.................................................. 6.56% 4/15/2056 792,864
1,104,000 Series 2024-5C29-C .................................................. 5.51% 9/15/2057 1,078,877
2,688,000 Series 2025-5C34-C
(c)
................................................. 7.03% 5/15/2058 2,766,174
21,348,864 Series 2025-5C36-XA
(b)(c)
............................................... 1.29% 8/15/2058 820,014
25,800,069 Series 2025-5C37-XA
(b)(c)
............................................... 1.88% 9/15/2058 1,521,660
2,610,000 Series 2025-5C38-B
(c)
................................................. 5.72% 11/15/2058 2,626,747
13,773,000 Series 2025-C32-XD
(a)(b)(c)
.............................................. 2.54% 2/15/2062 2,137,535
1,915,000 Series 2026-5C40-D
(a)
................................................. 4.25% 2/15/2059 1,621,490
BDS Ltd.
1,650,000 Series 2024-FL13-B (1 mo. Term SOFR + 2.24%, 2.24% Floor)
(a)
................... 5.88% 9/19/2039 1,655,016
655,000 Series 2025-FL15-C (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
................... 5.79% 3/19/2043 655,432
2,250,000 Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)
(a)
................... 6.04% 3/19/2043 2,253,724
3,040,000 Series 2025-FL16-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
................... 5.74% 6/19/2043 3,036,142
Benchmark Mortgage Trust
5,528 Series 2020-B19-A2 .................................................. 1.69% 9/15/2053 5,515
5,639,668 Series 2020-B22-XA
(b)(c)
................................................ 1.60% 1/15/2054 299,522
56,087,731 Series 2022-B32-XA
(a)(b)(c)
............................................... 0.56% 1/15/2055 596,616
1,627,000 Series 2024-V9-C
(c)
................................................... 6.45% 8/15/2057 1,635,849

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
220,000 Series 2025-V15-C ................................................... 6.27% 6/15/2058 220,862
4,660,320 Series 2025-V15-XA
(b)(c)
................................................ 1.35% 6/15/2058 179,793
850,000 Series 2025-V16-AS
(c)
................................................. 5.86% 8/15/2058 867,014
2,622,000 Series 2025-V16-C
(c)
.................................................. 5.95% 8/15/2058 2,620,830
29,943,219 Series 2025-V16-XA
(b)(c)
................................................ 1.17% 8/15/2058 1,017,132
23,890,000 Series 2025-V17-XA
(b)(c)
................................................ 1.73% 9/15/2058 1,311,253
319,000 Series 2025-V19-C
(c)
.................................................. 5.75% 1/15/2058 315,568
10,738,000 Series 2026-V21-XD
(a)(b)(c)
............................................... 2.25% 3/15/2059 959,870
Blackstone Mortgage Trust, Inc.
339,790 Series 2021-FL4-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
.................... 5.05% 5/15/2038 340,043
BLP Commercial Mortgage Trust
570,763 Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)
(a)
................... 6.22% 3/15/2041 572,646
BMO Mortgage Trust
1,700,000 Series 2024-5C6-C
(c)
.................................................. 5.88% 9/15/2057 1,671,546
3,457,000 Series 2024-C10-XD
(a)(b)(c)
.............................................. 1.80% 11/15/2057 376,374
1,125,000 Series 2025-5C10-C
(c)
................................................. 6.49% 5/15/2058 1,140,907
268,000 Series 2025-5C13-C
(c)
................................................. 5.88% 12/15/2058 262,654
52,129,302 Series 2025-5C13-XA
(b)(c)
............................................... 1.41% 12/15/2058 2,384,467
BOS Trust
1,030,000 Series 2026-LYRK-A
(a)(c)
................................................ 5.22% 5/11/2041 1,027,504
Bridge Commercial Mortgage Trust
1,720,000 Series 2026-MF-C (1 mo. Term SOFR + 1.85%, 1.85% Floor)
(a)
.................... 5.45% 6/15/2039 1,729,568
BrightSpire Capital, Inc.
2,540,000 Series 2026-FL3-D (1 mo. Term SOFR + 2.85%, 2.85% Floor)
(a)
.................... 6.49% 8/19/2043 2,549,350
BSPRT Co-Issuer LLC
324,943 Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)
(a)
................... 5.88% 9/15/2035 325,471
1,500,000 Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)
(a)
................... 6.89% 9/15/2035 1,504,059
785,000 Series 2024-FL11-B (1 mo. Term SOFR + 2.29%, 2.29% Floor)
(a)
................... 5.92% 7/15/2039 786,594
1,720,000 Series 2024-FL11-C (1 mo. Term SOFR + 2.64%, 2.64% Floor)
(a)
................... 6.27% 7/15/2039 1,717,368
2,510,000 Series 2026-FL13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
................... 5.14% 10/18/2043 2,515,931
BX Trust
900,000 Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)
(a)
.................... 5.57% 4/15/2034 896,193
289,960 Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)
(a)
.................... 4.47% 10/15/2036 289,978
420,000 Series 2021-LGCY-D (1 mo. Term SOFR + 1.42%, 1.30% Floor)
(a)
.................. 5.04% 10/15/2036 419,915
1,470,000 Series 2022-LBA6-C (1 mo. Term SOFR + 1.60%, 1.60% Floor)
(a)
................... 5.23% 1/15/2039 1,470,935
693,801 Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)
(a)
................... 6.22% 8/15/2041 697,584
1,567,442 Series 2025-ARIA-C
(a)(c)
................................................ 5.70% 12/13/2042 1,565,276
791,000 Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.28% 8/15/2042 795,995
1,445,932 Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)
(a)
................... 6.57% 3/15/2030 1,448,824
2,010,000 Series 2026-ALOHA-D (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
................. 5.78% 4/15/2043 2,016,897
1,370,000 Series 2026-CART-D (1 mo. Term SOFR + 1.90%, 1.90% Floor)
(a)
.................. 5.53% 2/15/2036 1,370,954
1,926,368 Series 2026-CIP-C (1 mo. Term SOFR + 1.65%, 1.65% Floor)
(a)
.................... 5.28% 5/15/2038 1,935,617
1,450,000 Series 2026-CSMO-D (1 mo. Term SOFR + 2.45%, 2.45% Floor)
(a)
.................. 6.08% 2/15/2043 1,468,577
1,200,766 Series 2026-XL6-D (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
.................... 5.73% 3/15/2043 1,210,654
BXP Trust
1,475,000 Series 2017-GM-C
(a)(c)
................................................. 3.54% 6/13/2039 1,445,915
Century Plaza Towers
1,190,000 Series 2019-CPT-E
(a)(c)
................................................. 3.10% 11/13/2039 1,047,533
CFCRE Commercial Mortgage Trust
27,160 Series 2016-C4-XA
(b)(c)
................................................. 0.87% 5/10/2058 1
Citigroup Commercial Mortgage Trust
710,382 Series 2016-P4-XA
(b)(c)
................................................. 1.65% 7/10/2049 32
1,533,000 Series 2023-PRM3-C
(a)(c)
............................................... 6.57% 7/10/2028 1,552,910
Citigroup/Deutsche Bank Commercial Mortgage Trust
7,588,723 Series 2017-CD3-XA
(b)(c)
............................................... 1.10% 2/10/2050 23,738
Commercial Mortgage Pass Through Certificates
1,227,000 Series 2015-DC1-C
(c)
.................................................. 4.42% 2/10/2048 1,089,896
73,412 Series 2015-DC1-XA
(b)(c)
............................................... 0.70% 2/10/2048 1
2,228,000 Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)
(a)
................... 6.10% 9/15/2033 715,981
Credit Suisse Mortgage Capital Certificates
1,974,822 Series 2014-USA-X1
(a)(b)(c)
.............................................. 0.69% 9/15/2037 15,116
1,471,000 Series 2021-BHAR-B (1 mo. Term SOFR + 1.61%, 1.50% Floor)
(a)
.................. 5.24% 11/15/2038 1,457,981
CSAIL Commercial Mortgage Trust
37,546,207 Series 2018-CX12-XA
(b)(c)
............................................... 0.70% 8/15/2051 339,910

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
31,428,080 Series 2021-C20-XA
(b)(c)
................................................ 1.11% 3/15/2054 1,047,158
18,269,000 Series 2021-C20-XD
(a)(b)(c)
.............................................. 1.58% 3/15/2054 1,078,428
DBC Mortgage Trust
1,170,000 Series 2025-DBC-D (1 mo. Term SOFR + 2.60%, 2.60% Floor)
(a)
................... 6.23% 11/15/2042 1,178,206
ELP Commercial Mortgage Trust
1,300,000 Series 2025-ELP-E
(a)(c)
................................................. 6.67% 11/13/2042 1,307,609
FS Rialto
441,624 Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
.................... 5.00% 11/16/2036 442,728
2,100,000 Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)
(a)
.................... 6.25% 11/16/2036 2,113,390
2,050,000 Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.33% 8/19/2042 2,056,177
2,135,000 Series 2026-FL11-C (1 mo. Term SOFR + 2.05%, 2.05% Floor)
(a)
................... 5.69% 1/19/2044 2,141,629
Granite Point Mortgage Trust, Inc.
1,000,000 Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)
(a)
.................... 5.71% 12/15/2036 998,305
Great Wolf Trust
875,000 Series 2024-WLF2-D (1 mo. Term SOFR + 2.94%)
(a)
............................ 6.56% 5/15/2041 883,137
1,450,000 Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................. 5.17% 3/15/2039 1,454,515
Greystone Commercial Real Estate Notes
2,475,000 Series 2025-FL4-C (1 mo. Term SOFR + 2.89%, 2.89% Floor)
(a)
.................... 6.51% 1/15/2043 2,522,117
GS Mortgage Securities Corp. II
679,917 Series 2013-GC13-B
(a)(c)
................................................ 3.99% 7/10/2046 670,016
702,840 Series 2016-GS2-XA
(b)(c)
............................................... 1.47% 5/10/2049 25
442,000 Series 2018-GS10-WLSD
(a)(c)
............................................ 5.07% 3/10/2033 47,569
553,000 Series 2018-GS10-WLSE
(a)(c)
............................................ 5.07% 3/10/2033 55,160
1,509,000 Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)
(a)
................... 5.47% 7/15/2035 4,851
850,000 Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)
(a)
................... 6.02% 7/15/2031 44,607
850,000 Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)
(a)
................... 6.72% 7/15/2031 22,295
850,000 Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)
(a)
................... 7.85% 7/15/2031 8,483
GS REFT 2026-FL1 Issuer Ltd.
1,471,000 Series 2026-FL1-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.14% 10/19/2043 1,476,684
1,880,000 Series 2026-FL1-C (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
.................... 5.79% 10/19/2043 1,889,964
Hilton USA Trust
760,000 Series 2016-HHV-C
(a)(c)
................................................ 4.33% 11/5/2038 758,049
1,046,000 Series 2016-SFP-A
(a)
.................................................. 2.83% 11/5/2035 872,083
INCREF LLC
3,260,000 Series 2025-FL1-D (1 mo. Term SOFR + 4.19%, 4.19% Floor)
(a)
.................... 7.83% 10/19/2042 3,335,342
1,910,000 Series 2026-FL2-B (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
.................... 5.62% 12/19/2043 1,912,854
2,210,000 Series 2026-FL3-D (1 mo. Term SOFR + 2.60%, 2.60% Floor)
(a)
.................... 6.25% 1/19/2044 2,216,515
JP Morgan Chase Commercial Mortgage Securities
4,001,935 Series 2016-JP4-XA
(b)(c)
................................................ 0.78% 12/15/2049 1,053
JPMBB Commercial Mortgage Securities Trust
670,181 Series 2015-C30-AS
(c)
................................................. 4.23% 7/15/2048 660,415
112,788 Series 2015-C31-XA
(b)(c)
................................................ 0.58% 8/15/2048 1
470,000 Series 2015-C33-C
(c)
.................................................. 4.96% 12/15/2048 452,712
KREF
3,197,500 Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)
(a)
.................... 5.40% 2/15/2039 3,203,495
205,561 Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 2/17/2039 205,822
Ladder Capital Commercial Mortgage Securities LLC
2,532,000 Series 2017-LC26-C
(a)
................................................. 4.71% 7/12/2050 2,386,493
LBTY Commercial Mortgage Trust
1,450,000 Series 2026-225L-D
(a)(c)
................................................ 5.90% 2/10/2043 1,430,007
LoanCore
1,236,500 Series 2021-CRE6-AS (1 mo. Term SOFR + 1.76%, 1.65% Floor)
(a)
................. 5.39% 11/15/2038 1,239,004
1,440,000 Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)
(a)
.................. 6.59% 11/15/2038 1,445,604
1,180,000 Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)
(a)
.................. 6.38% 8/17/2042 1,174,378
LSTAR Commercial Mortgage Trust
8,213,012 Series 2017-5-X
(a)(b)(c)
.................................................. 0.97% 3/10/2050 24,248
Lument Finance Trust, Inc.
2,800,000 Series 2025-FL3-C (1 mo. Term SOFR + 2.75%, 2.75% Floor)
(a)
.................... 6.39% 7/21/2043 2,828,622
Merit
670,000 Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)
(a)
.................. 4.79% 7/15/2038 669,787
MF1 Multifamily Housing Mortgage Loan Trust
1,487,000 Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)
(a)
.................... 5.50% 10/16/2036 1,489,201
2,950,000 Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)
(a)
.................... 5.80% 10/16/2036 2,952,590

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,658,000 Series 2021-FL7-D (1 mo. Term SOFR + 2.66%, 2.55% Floor)
(a)
.................... 6.30% 10/16/2036 2,662,721
1,500,000 Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)
(a)
................... 6.13% 8/18/2041 1,504,828
1,920,000 Series 2024-FL15-D (1 mo. Term SOFR + 4.04%, 4.04% Floor)
(a)
................... 7.68% 8/18/2041 1,926,261
2,100,000 Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)
(a)
................... 7.23% 11/18/2039 2,090,743
1,260,000 Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)
(a)
................... 6.38% 2/18/2040 1,265,030
3,130,000 Series 2026-FL21-C (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
................... 5.59% 2/18/2041 3,137,809
2,620,000 Series 2026-FL22-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)
(a)
................... 5.64% 11/18/2043 2,628,339
Morgan Stanley Bank of America Merrill Lynch Trust
619,940 Series 2013-C9-B
(c)
................................................... 3.71% 5/15/2046 592,615
1,140,000 Series 2025-5C1-C
(c)
.................................................. 6.86% 3/15/2058 1,164,854
9,836,000 Series 2025-5C2-XA
(b)(c)
................................................ 1.45% 11/15/2058 469,815
Morgan Stanley Capital I, Inc.
2,489,000 Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)
(a)
.................. 6.58% 12/15/2036 12,457
MTN Commercial Mortgage Trust
1,550,000 Series 2026-LPFX-E
(a)(c)
................................................ 6.56% 5/15/2043 1,563,821
Natixis Commercial Mortgage Securities Trust
1,310,000 Series 2019-10K-E
(a)(c)
................................................. 4.27% 5/15/2039 1,217,722
NYC Commercial Mortgage Trust
1,776,000 Series 2025-300P-E
(a)(c)
................................................ 7.39% 7/13/2042 1,795,447
PFP III Ltd.
1,095,083 Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)
(a)
..................... 6.10% 9/17/2039 1,097,824
1,840,000 Series 2026-13-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)
(a)
..................... 5.64% 8/18/2043 1,844,589
3,150,000 Series 2026-14-C (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
..................... 5.60% 12/18/2043 3,157,850
PLYM Commercial Mortgage Trust
970,000 Series 2026-IND-D (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
.................... 5.78% 3/15/2043 972,411
RFR Trust
1,050,000 Series 2025-SGRM-E
(a)(c)
............................................... 7.51% 3/11/2041 1,060,956
SFO Commerical Mortgage Trust
1,000,000 Series 2021-555-B (1 mo. Term SOFR + 1.86%, 1.50% Floor)
(a)
.................... 5.49% 5/15/2038 1,000,104
SHOPS Trust
2,080,000 Series 2026-CSTL-A
(a)(c)
................................................ 4.97% 5/5/2039 2,066,855
SLG Office Trust
1,640,000 Series 2026-PAT-E
(a)(c)
................................................. 6.92% 2/15/2039 1,630,130
SMRT
2,040,000 Series 2022-MINI-D (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
................... 5.58% 1/15/2039 2,038,035
Starwood Property Trust, Inc.
2,423,000 Series 2021-FL2-D (1 mo. Term SOFR + 2.91%, 2.80% Floor)
(a)
.................... 6.55% 4/18/2038 2,429,782
TCO Commercial Mortgage Trust
680,000 Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)
(a)
................... 5.62% 12/15/2039 681,880
UBS Commercial Mortgage Trust
2,325,000 Series 2018-C13-B
(c)
.................................................. 4.79% 10/15/2051 2,202,179
295,000 Series 2018-C13-C
(c)
.................................................. 5.12% 10/15/2051 266,970
1,097,000 Series 2018-C8-C
(c)
................................................... 4.84% 2/15/2051 1,011,720
12,277,863 Series 2018-C8-XA
(b)(c)
................................................. 0.96% 2/15/2051 125,835
VASA Trust
754,634 Series 2021-VASA-A (1 mo. Term SOFR + 1.01%, 0.90% Floor)
(a)
................... 4.64% 7/15/2039 741,095
VEGAS Trust
684,000 Series 2024-TI-A
(a)
................................................... 5.52% 11/10/2039 683,457
Wells Fargo Commercial Mortgage Trust
59,745 Series 2015-C27-C ................................................... 3.89% 2/15/2048 52,953
146,836 Series 2015-NXS2-XA
(b)(c)
.............................................. 0.00% 7/15/2058 1
727,288 Series 2016-NXS6-XA
(b)(c)
.............................................. 1.52% 11/15/2049 34
12,196,864 Series 2017-C38-XA
(b)(c)
................................................ 1.03% 7/15/2050 75,525
1,749,945 Series 2017-RC1-XA
(b)(c)
............................................... 1.54% 1/15/2060 7,801
47,921,022 Series 2025-5C3-XA
(b)(c)
................................................ 1.04% 1/15/2058 1,266,054
37,878,300 Series 2025-5C5-XA
(b)(c)
................................................ 1.53% 7/15/2058 1,754,182
2,627,000 Series 2025-5C7-C
(c)
.................................................. 5.80% 12/15/2058 2,558,488
1,260,000 Series 2025-AGLN-B (1 mo. Term SOFR + 1.94%, 1.94% Floor)
(a)
.................. 5.57% 7/15/2037 1,262,950
1,790,000 Series 2025-VTT-C
(a)(c)
................................................. 6.03% 3/15/2038 1,792,280
1,931,000 Series 2026-5C8-D
(a)
.................................................. 4.50% 3/15/2059 1,640,511

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
WHARF Trust
1,070,000 Series 2025-DC-E
(a)(c)
................................................. 7.98% 7/15/2040 1,083,636
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $231,226,576) 207,058,730
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 17.7%
ACE Securities Corp.
2,396,779 Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor) ................... 3.94% 1/25/2037 1,450,494
972,836 Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor) ................... 4.26% 1/25/2037 588,703
ACRA Trust
3,000,000 Series 2026-NQM1-M1
(a)(c)
.............................................. 5.96% 6/25/2066 3,005,856
AMSR Trust
5,122,000 Series 2021-SFR3-G
(a)
................................................. 3.80% 10/17/2038 5,081,055
2,775,000 Series 2024-SFR1-D
(a)(i)
................................................ 4.29% 7/17/2041 2,668,437
10,000,000 Series 2025-SFR1-D
(a)
................................................. 3.66% 6/17/2042 9,268,985
APS Resecuritization Trust
6,484,494 Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)
(a)
.......... 4.03% 10/27/2046 5,749,659
Asset Backed Securities Corp. Home Equity
1,421,662 Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor) .................... 3.99% 5/25/2037 1,024,785
Bear Stearns Adjustable Rate Mortgage Trust
738,810 Series 2006-2-2A1
(c)
.................................................. 4.11% 7/25/2036 642,283
Bear Stearns Alt-A Trust
593,227 Series 2006-4-22A1
(c)
................................................. 4.08% 8/25/2036 430,066
BRAVO Residential Funding Trust
4,000,000 Series 2025-NQM7-M1
(a)(c)
.............................................. 6.23% 7/25/2065 4,005,714
654,000 Series 2026-NQM1-B1
(a)(c)
.............................................. 6.45% 12/25/2065 651,184
1,000,000 Series 2026-NQM2-B1
(a)(c)
.............................................. 6.35% 11/25/2065 986,949
1,000,000 Series 2026-NQM3-B1
(a)(c)
.............................................. 6.43% 11/25/2065 996,360
1,000,000 Series 2026-NQM4-B1
(a)(c)
.............................................. 6.80% 3/25/2066 994,024
8,000,000 Series 2026-NQM4-M1
(a)(c)
.............................................. 6.03% 3/25/2066 7,974,694
3,000,000 Series 2026-NQM5-B1
(a)(c)
.............................................. 6.69% 6/25/2066 3,028,974
1,000,000 Series 2026-NQM6-B1
(a)(c)
.............................................. 6.60% 5/25/2066 1,000,473
Chase Mortgage Finance Corp.
1,955,757 Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ............ 4.36% 6/25/2037 564,629
Citimortgage Alternative Loan Trust
456,680 Series 2007-A5-1A10 ................................................. 5.75% 5/25/2037 415,461
CLIP Trust
4,238,000 Series 2026-NQM1-M1
(a)(c)
.............................................. 5.96% 5/25/2071 4,218,701
COLT Funding LLC
900,000 Series 2025-7-M1
(a)(c)
.................................................. 6.03% 6/25/2070 897,932
Countrywide Alternative Loan Trust
191,712 Series 2005-75CB-A3 ................................................. 5.50% 1/25/2036 124,783
523,842 Series 2006-23CB-2A2 ................................................ 6.50% 8/25/2036 146,055
3,245,246 Series 2006-6CB-2A10 ................................................ 6.00% 5/25/2036 1,121,030
1,556,106 Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor) .................. 4.18% 7/25/2046 1,472,095
267,743 Series 2007-15CB-A7 ................................................. 6.00% 7/25/2037 151,968
460,622 Series 2008-1R-2A3 .................................................. 6.00% 8/25/2037 212,093
Countrywide Home Loan Mortgage Pass Through Trust
65,223 Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap) ....... 6.22% 2/20/2036 58,057
232,935 Series 2007-14-A15 .................................................. 6.50% 9/25/2037 118,487
4,561,558 Series 2007-14-A19 .................................................. 6.00% 9/25/2037 2,145,275
242,683 Series 2007-HY1-1A1
(c)
................................................ 4.37% 4/25/2037 231,834
Credit Suisse First Boston Mortgage Securities Corp.
355,721 Series 2005-10-6A9 .................................................. 5.50% 11/25/2035 122,933
149,352 Series 2005-9-5A9 ................................................... 5.50% 10/25/2035 69,035
Credit Suisse Mortgage Capital Certificates
1,500,000 Series 2021-NQM6-B1
(a)(c)
.............................................. 3.29% 7/25/2066 1,103,305
CSAB Mortgage Backed Trust
925,693 Series 2006-2-A5A
(i)
.................................................. 6.58% 9/25/2036 265,997
DB US Financial Markets Holding Corp.
79,132 Series 2014-RS1-1A2
(a)(c)
............................................... 6.50% 7/27/2037 66,646

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Deutsche ALT-A Securities, Inc.
138,102 Series 2006-AB4-A1A
(c)
................................................ 6.01% 10/25/2036 120,610
Ellington Financial Mortgage Trust
2,829,000 Series 2025-INV3-B1
(a)(c)
............................................... 7.61% 7/25/2070 2,845,639
3,470,000 Series 2025-INV5-B1
(a)(c)
............................................... 6.79% 12/25/2070 3,464,902
1,835,000 Series 2025-NQM3-M1A
(a)(c)
............................................. 6.05% 8/25/2070 1,832,509
Fannie Mae Connecticut Avenue Securities
6,200,000 Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)
(a)
............... 5.43% 1/25/2044 6,245,393
7,069,869 Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)
(a)
............... 5.33% 7/25/2044 7,085,025
7,500,000 Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)
(a)
............... 5.13% 5/25/2045 7,535,133
FirstKey Homes Trust
6,452,000 Series 2021-SFR1-F1
(a)
................................................ 3.24% 8/17/2038 6,426,111
Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000 Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)
(a)
............... 5.58% 2/25/2044 4,345,693
Freedom Mortgage Parent LLC
8,000,000 Series 2021-GT1-A
(a)(c)
................................................. 3.62% 7/25/2026 7,702,853
GCAT
500,000 Series 2019-NQM3-B1
(a)(c)
.............................................. 3.95% 11/25/2059 449,482
3,502,000 Series 2025-NQM3-B1
(a)(c)
.............................................. 7.11% 5/25/2070 3,502,832
5,693,223 Series 2026-NQM2-A3
(a)(i)
.............................................. 5.85% 2/25/2071 5,677,708
2,857,000 Series 2026-NQM2-M1
(a)(c)
.............................................. 6.15% 2/25/2071 2,850,367
GS Mortgage-Backed Securities Trust
4,410,000 Series 2025-NQM4-M1
(a)(c)
.............................................. 5.97% 10/25/2065 4,378,297
Home Partners of America Trust
6,410,959 Series 2019-2-F
(a)
.................................................... 3.87% 10/19/2039 6,237,068
Impac Secured Assets CMN Owner Trust
563,017 Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap) ........... 4.30% 2/25/2037 517,998
JP Morgan Mortgage Trust
399,743 Series 2005-S3-1A2 .................................................. 5.75% 1/25/2036 173,262
247,600 Series 2007-A2-4A1M
(c)
................................................ 4.61% 4/25/2037 205,820
1,300,000 Series 2025-NQM3-M1A
(a)(c)
............................................. 5.97% 11/25/2065 1,295,730
Legacy Mortgage Asset Trust
3,946,676 Series 2021-GS1-A2
(a)(i)
................................................ 7.84% 10/25/2066 3,954,929
Lehman Mortgage Trust
102,829 Series 2006-1-1A3 ................................................... 5.50% 2/25/2036 45,264
MASTR Adjustable Rate Mortgages Trust
67,831 Series 2006-2-2A1
(c)
.................................................. 6.54% 4/25/2036 29,447
Merrill Lynch Alternative Note Asset
256,955 Series 2007-F1-2A7 .................................................. 6.00% 3/25/2037 76,504
Merrill Lynch Mortgage Investors, Inc.
523,850 Series 2006-AF1-AF2C ................................................ 6.25% 8/25/2036 182,191
Morgan Stanley Mortgage Loan Trust
3,892,953 Series 2005-7-3A1
(c)
.................................................. 4.57% 11/25/2035 1,975,474
65,255 Series 2005-7-4A1 ................................................... 5.50% 11/25/2035 36,845
264,517 Series 2006-2-7A1
(c)
.................................................. 5.44% 2/25/2036 141,390
390,184 Series 2007-8XS-A1
(c)
................................................. 5.75% 4/25/2037 185,438
Morgan Stanley Reremic Trust
6,162,981 Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)
(a)
.......... 4.76% 12/26/2046 5,923,067
Morgan Stanley Residential Mortgage Loan Trust
2,000,000 Series 2025-NQM5-B1
(a)(c)
.............................................. 7.01% 7/25/2070 1,997,144
2,876,000 Series 2026-NQM5-M1
(a)(c)
.............................................. 6.26% 4/27/2071 2,876,904
New Century Home Equity Loan Trust
599,422 Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap) ........... 4.12% 5/25/2036 599,977
New Residential Mortgage Loan Trust
1,700,000 Series 2025-NQM5-B1
(a)(c)
.............................................. 6.83% 8/25/2065 1,667,752
3,250,000 Series 2026-NQM1-B1
(a)(c)
.............................................. 6.59% 11/25/2065 3,224,513
1,550,000 Series 2026-NQM7-B1
(a)(c)
.............................................. 6.50% 6/25/2066 1,534,337
Novastar Home Equity Loan
9,071,457 Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap) ........... 4.08% 10/25/2036 4,215,338
NYMT Loan Trust
2,354,000 Series 2025-INV2-B1
(a)(c)
............................................... 6.99% 10/25/2060 2,372,941

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Onslow Bay Mortgage Loan Trust
1,375,000 Series 2024-NQM18-M1
(a)(c)
............................................. 6.17% 10/25/2064 1,380,763
Pretium Mortgage Credit Partners LLC
2,700,000 Series 2025-NPL10-A2
(a)(i)
.............................................. 7.26% 10/25/2055 2,677,058
1,162,000 Series 2025-NPL9-A2
(a)(i)
............................................... 7.51% 8/25/2055 1,163,960
PRKCM Trust
7,439,000 Series 2026-AFC2-M1
(a)(c)
.............................................. 6.16% 4/25/2061 7,422,353
1,723,000 Series 2026-AFC4-M1
(a)(c)
.............................................. 6.04% 7/25/2061 1,726,206
Progress Residential Trust
6,000,000 Series 2024-SFR3-E1
(a)
................................................ 4.00% 6/17/2041 5,711,955
PRPM LLC
3,578,064 Series 2025-3-A1
(a)(i)
.................................................. 6.26% 5/25/2030 3,579,470
6,079,386 Series 2025-4-A1
(a)(i)
.................................................. 6.18% 6/25/2030 6,067,546
800,000 Series 2025-7-A2
(a)(i)
.................................................. 7.45% 8/25/2030 799,044
2,000,000 Series 2025-NQM4-B1
(a)(c)
.............................................. 6.72% 7/25/2070 1,989,623
RALI Trust
202,683 Series 2006-QS12-2A3 ................................................ 6.00% 9/25/2036 165,185
Residential Asset Securitization Trust
1,503,625 Series 2005-A15-5A2 ................................................. 5.75% 2/25/2036 491,181
345,440 Series 2006-A2-A11 .................................................. 6.00% 1/25/2046 120,616
Residential Mortgage Loan Trust
5,750,000 Series 2020-1-B1
(a)(c)
.................................................. 3.95% 1/26/2060 5,479,664
RFMSI Trust
2,169,432 Series 2006-S8-A10 .................................................. 6.00% 9/25/2036 1,747,880
Santander Mortgage Asset Receivable Trust
2,000,000 Series 2025-NQM5-M1
(a)(c)
.............................................. 6.04% 8/25/2065 1,989,182
1,000,000 Series 2026-NQM1-B1
(a)(c)
.............................................. 6.70% 11/25/2065 987,873
Soundview Home Equity Loan Trust
3,787,201 Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor) .................. 3.91% 6/25/2037 2,629,528
Starwood Mortgage Residential Trust
1,116,000 Series 2019-INV1-B1
(a)(c)
............................................... 3.66% 9/27/2049 1,062,504
Structured Adjustable Rate Mortgage Loan Trust
417,616 Series 2005-22-4A1
(c)
................................................. 5.20% 12/25/2035 388,159
Structured Asset Securities Corp.
6,137,409 Series 2007-OSI-A4 (1 mo. Term SOFR + 0.51%, 0.40% Floor) .................... 4.16% 6/25/2037 4,021,796
4,111,703 Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)
(a)
................... 3.95% 3/25/2037 3,437,356
TBW Mortgage Backed Pass Through Certificates
13,449,563 Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap) ............ 4.16% 7/25/2036 903,282
13,449,650 Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)
(b)(j)
....... 3.34% 7/25/2036 306,361
Velocity Commercial Capital Loan Trust
1,006,289 Series 2018-2-M2
(a)(c)
.................................................. 4.51% 10/26/2048 959,405
256,024 Series 2018-2-M3
(a)(c)
.................................................. 4.72% 10/26/2048 237,583
681,667 Series 2019-1-M5
(a)(c)
.................................................. 5.70% 3/25/2049 604,138
997,839 Series 2019-2-M4
(a)(c)
.................................................. 3.99% 7/25/2049 878,219
Verus Securitization Trust
2,600,000 Series 2021-3-B1
(a)(c)
.................................................. 3.20% 6/25/2066 2,019,156
5,000,000 Series 2021-7-B1
(a)(c)
.................................................. 4.14% 10/25/2066 4,082,612
3,000,000 Series 2021-R2-B1
(a)(c)
................................................. 3.25% 2/25/2064 2,572,018
2,150,000 Series 2024-3-B2
(a)(c)
.................................................. 8.40% 4/25/2069 2,179,513
4,750,000 Series 2024-6-M1
(a)(c)
.................................................. 6.18% 7/25/2069 4,772,632
2,000,000 Series 2024-9-M1
(a)(c)
.................................................. 6.20% 11/25/2069 2,008,741
6,125,000 Series 2025-1-M1
(a)(c)
.................................................. 6.51% 1/25/2070 6,169,840
1,493,000 Series 2025-2-B1
(a)
................................................... 6.97% 3/25/2070 1,500,230
7,680,000 Series 2025-3-B1
(a)(c)
.................................................. 7.49% 5/25/2070 7,731,441
1,228,000 Series 2025-5-B1
(a)(c)
.................................................. 7.06% 6/25/2070 1,236,756
1,500,000 Series 2025-6-B1
(a)(c)
.................................................. 6.87% 7/25/2070 1,505,893
1,000,000 Series 2025-7-B1
(a)(c)
.................................................. 6.62% 8/25/2070 999,383
400,000 Series 2025-8-B1
(a)
................................................... 6.48% 9/25/2070 398,675
1,000,000 Series 2025-9-B1
(a)(c)
.................................................. 6.54% 10/27/2070 997,870
392,000 Series 2025-9-B2
(a)(c)
.................................................. 7.37% 10/27/2070 393,453
2,100,000 Series 2025-R1-M1
(a)(c)
................................................ 6.13% 5/25/2065 2,102,050
2,798,000 Series 2026-1-B1
(a)(c)
.................................................. 6.47% 1/25/2071 2,778,984
2,925,000 Series 2026-2-B1
(a)(c)
.................................................. 6.33% 2/25/2071 2,893,258
3,000,000 Series 2026-3-B1
(a)(c)
.................................................. 6.44% 3/25/2071 2,972,915

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,000,000 Series 2026-4-B1
(a)(c)
.................................................. 6.67% 4/25/2071 1,996,694
2,450,000 Series 2026-R1-B1
(a)(c)
................................................. 5.79% 10/25/2067 2,390,345
1,000,000 Series 2026-R3-M1
(a)(c)
................................................ 6.03% 2/27/2068 996,771
6,000,000 Series 2026-R5-M1
(a)(c)
................................................ 6.25% 3/25/2068 6,023,962
WaMu Mortgage Pass Through Certificates
532,799 Series 2007-HY6-2A2
(c)
................................................ 3.66% 6/25/2037 484,505
Washington Mutual Alternative Mortgage Pass-Through Certificates
364,802 Series 2006-2-4CB ................................................... 6.00% 3/25/2036 362,305
Wells Fargo Alternative Loan Trust
178,047 Series 2007-PA5-1A1 ................................................. 6.25% 11/25/2037 152,574
Wells Fargo Home Equity Trust
4,534,286 Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor) ...................... 4.36% 4/25/2037 3,364,822
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $326,894,346) 291,002,186
US CORPORATE BONDS - 4.3%
615,000 1261229 BC Ltd.
(a)
................................................... 10.00% 4/15/2032 623,306
215,000 AAR Escrow Issuer LLC
(a)
.............................................. 6.75% 3/15/2029 219,831
270,000 Academy Ltd.
(a)
...................................................... 5.88% 5/15/2031 270,174
75,000 Acrisure LLC / Acrisure Finance, Inc.
(a)
...................................... 6.00% 8/1/2029 66,143
645,000 Acrisure LLC / Acrisure Finance, Inc.
(a)
...................................... 6.75% 7/1/2032 580,307
485,000 Acushnet Co.
(a)
...................................................... 5.63% 12/1/2033 483,645
245,000 ADI Escrow Issuer LLC
(a)
............................................... 7.13% 7/15/2034 250,094
130,000 Advance Auto Parts, Inc.
(a)
.............................................. 7.38% 8/1/2033 134,828
450,000 Advanced Drainage Systems, Inc.
(a)
....................................... 6.38% 6/15/2030 457,785
155,000 Advanced Drainage Systems, Inc.
(a)
....................................... 5.38% 3/1/2034 151,827
240,000 Aethon United BR LP / Aethon United Finance Corp.
(a)
.......................... 7.50% 10/1/2029 249,707
168,000 Allegiant Travel Co.
(a)
.................................................. 7.13% 7/1/2031 170,262
265,000 Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
(a)
.................... 6.50% 10/1/2031 264,604
280,000 Allied Universal Holdco LLC
(a)
............................................ 7.88% 2/15/2031 292,857
200,000 Allied Universal Holdco LLC / Allied Universal Finance Corp.
(a)
..................... 6.00% 6/1/2029 199,253
115,000 Amentum Holdings, Inc.
(a)
.............................................. 7.25% 8/1/2032 118,523
100,000 American Axle & Manufacturing, Inc. ....................................... 5.00% 10/1/2029 97,079
135,000 American Axle & Manufacturing, Inc.
(a)
...................................... 6.38% 10/15/2032 134,605
190,000 American Axle & Manufacturing, Inc.
(a)
...................................... 7.75% 10/15/2033 187,823
185,000 AmWINS Group, Inc.
(a)
................................................. 4.88% 6/30/2029 178,382
110,000 Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
(a)
................... 7.00% 4/15/2030 111,247
150,000 Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
(a)
.................... 9.75% 4/15/2030 161,870
130,000 Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
(a)
.................... 5.25% 4/15/2030 125,545
190,000 APLD ComputeCo LLC
(a)
............................................... 9.25% 12/15/2030 205,077
230,000 Archrock Partners LP / Archrock Partners Finance Corp.
(a)
........................ 6.63% 9/1/2032 234,699
410,000 Arsenal AIC Parent LLC
(a)
.............................................. 8.00% 10/1/2030 427,814
30,000 Artera Services LLC
(a)
................................................. 8.50% 2/15/2031 27,005
130,000 Ashton Woods USA LLC / Ashton Woods Finance Co.
(a)
......................... 4.63% 4/1/2030 123,446
105,000 Asurion LLC/ Asurion Co.-Issuer, Inc.
(a)
..................................... 8.00% 12/31/2032 105,879
110,000 Asurion LLC/ Asurion Co.-Issuer, Inc.
(a)
..................................... 8.38% 2/1/2034 101,906
260,000 AthenaHealth Group, Inc.
(a)
............................................. 6.50% 2/15/2030 249,457
130,000 Azorra Finance Ltd.
(a)
................................................. 7.75% 4/15/2030 134,951
225,000 Azorra Finance Ltd.
(a)
................................................. 7.25% 1/15/2031 231,370
230,000 Bausch + Lomb Corp.
(a)
................................................ 8.38% 10/1/2028 236,612
310,000 Beach Acquisition Bidco LLC 10.75% PIK
(a)
.................................. 10.00% 7/15/2033 352,155
200,000 BioMarin Pharmaceutical, Inc.
(a)
.......................................... 5.50% 2/15/2034 196,618
315,000 Buckeye Partners LP
(a)
................................................ 6.88% 7/1/2029 321,747
265,000 Builders FirstSource, Inc.
(a)
.............................................. 6.38% 3/1/2034 268,221
150,000 Builders FirstSource, Inc.
(a)
.............................................. 6.75% 5/15/2035 153,123
100,000 CACI International, Inc.
(a)
............................................... 6.38% 6/15/2033 101,482
570,000 Carnival Corp.
(a)
..................................................... 5.88% 6/15/2031 580,564
490,000 Carnival Corp.
(a)
..................................................... 5.75% 8/1/2032 495,399
370,000 Caturus Energy LLC
(a)
................................................. 7.13% 5/15/2031 366,533
94,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 5.13% 5/1/2027 93,858
495,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 4.75% 3/1/2030 469,592
420,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 4.75% 2/1/2032 374,912
65,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 7.38% 2/1/2036 63,823
155,000 Celanese US Holdings LLC ............................................. 6.50% 4/15/2030 158,071
155,000 Celanese US Holdings LLC ............................................. 6.75% 4/15/2033 157,981
280,000 Centene Corp. ...................................................... 4.63% 12/15/2029 271,764

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
65,000 Chemours Co.
(a)
..................................................... 7.88% 3/15/2034 65,375
315,000 Chord Energy Corp.
(a)
................................................. 6.00% 10/1/2030 316,497
190,000 Chord Energy Corp.
(a)
................................................. 6.75% 3/15/2033 192,913
205,000 CHS/Community Health Systems, Inc.
(a)
.................................... 6.00% 1/15/2029 203,089
85,000 CHS/Community Health Systems, Inc.
(a)
.................................... 6.88% 4/15/2029 83,673
89,000 CHS/Community Health Systems, Inc.
(a)
.................................... 4.75% 2/15/2031 81,939
250,000 Cipher Compute LLC
(a)
................................................ 7.13% 11/15/2030 260,193
140,000 Clarios Global LP / Clarios US Finance Co.
(a)
................................. 6.75% 5/15/2028 142,153
555,000 Clarios Global LP / Clarios US Finance Co.
(a)
................................. 6.75% 2/15/2030 572,202
455,000 Clarios Global LP / Clarios US Finance Co.
(a)
................................. 6.75% 9/15/2032 464,976
130,000 Clear Channel Outdoor Holdings, Inc.
(a)
..................................... 7.50% 6/1/2029 130,153
215,000 Clear Channel Outdoor Holdings, Inc.
(a)
..................................... 7.13% 2/15/2031 222,748
155,000 Cleveland-Cliffs, Inc.
(a)
................................................. 6.88% 11/1/2029 156,467
135,000 Cloud Software Group, Inc.
(a)
............................................ 6.50% 3/31/2029 131,088
180,000 Cloud Software Group, Inc.
(a)
............................................ 9.00% 9/30/2029 174,851
110,000 Cloud Software Group, Inc.
(a)
............................................ 6.63% 8/15/2033 95,457
245,000 Clydesdale Acquisition Holdings, Inc.
(a)
..................................... 6.75% 4/15/2032 237,981
205,000 CNX Midstream Partners LP
(a)
........................................... 4.75% 4/15/2030 195,526
170,000 CNX Resources Corp.
(a)
................................................ 5.88% 3/1/2034 165,529
590,000 Columbus McKinnon Corp./NY
(a)
.......................................... 7.13% 2/1/2033 591,728
260,000 CoreWeave, Inc.
(a)
.................................................... 9.25% 6/1/2030 261,880
110,000 Cougar JV Subsidiary LLC
(a)
............................................. 8.00% 5/15/2032 115,375
470,000 CQP Holdco LP / BIP-V Chinook Holdco LLC
(a)
................................ 5.50% 6/15/2031 461,509
585,000 Crescent Energy Finance LLC
(a)
.......................................... 7.88% 4/15/2032 592,704
570,000 Dcli Bidco LLC
(a)
..................................................... 7.75% 11/15/2029 589,874
190,000 Dealer Tire Financial LLC
(a)
............................................. 10.38% 10/1/2031 189,429
305,000 Dealer Tire LLC / DT Issuer LLC
(a)
......................................... 8.00% 2/1/2028 305,835
688,600 Dexko Global, Inc.
(a)
.................................................. 7.50% 4/15/2032 568,782
580,000 Directv Financing LLC
(a)
................................................ 8.88% 2/1/2030 591,016
12,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 5.88% 8/15/2027 11,990
375,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 9.25% 6/1/2032 381,291
265,000 Discovery Global Holdings, Inc. .......................................... 4.05% 3/15/2029 262,525
105,000 Discovery Global Holdings, Inc. .......................................... 4.28% 3/15/2032 94,287
180,000 Discovery Global Holdings, Inc. .......................................... 5.05% 3/15/2042 132,088
505,000 DISH DBS Corp.
(a)(e)
.................................................. 5.75% 12/1/2028 489,620
365,000 DISH DBS Corp.
(e)
.................................................... 5.13% 6/1/2029 328,779
210,000 EchoStar Corp. ...................................................... 10.75% 11/30/2029 227,052
190,000 Ellucian Holdings, Inc.
(a)
................................................ 6.50% 12/1/2029 184,139
320,000 EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
(a)
.............................. 6.63% 12/15/2030 327,547
280,000 Encompass Health Corp.
(a)
.............................................. 5.88% 6/1/2034 279,615
195,000 Energizer Holdings, Inc.
(a)
.............................................. 6.00% 9/15/2033 187,864
130,000 Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
(a)
................ 6.75% 1/15/2030 127,582
170,000 Flash Compute LLC
(a)
................................................. 7.25% 12/31/2030 175,010
70,000 FMC Corp.
(a)
........................................................ 8.00% 6/1/2031 72,904
195,000 Freedom Mortgage Holdings LLC
(a)
........................................ 8.38% 4/1/2032 198,496
115,000 Full House Resorts, Inc.
(a)
.............................................. 8.25% 2/15/2028 112,700
150,000 Gates Corp./DE
(a)
.................................................... 6.88% 7/1/2029 153,604
640,000 Genesee & Wyoming, Inc.
(a)
............................................. 6.25% 4/15/2032 649,972
200,000 Genting New York LLC / GENNY Capital, Inc.
(a)
............................... 7.25% 10/1/2029 205,837
290,000 Getty Images, Inc.
(a)
.................................................. 10.50% 11/15/2030 242,035
500,000 GFL Environmental Holdings US, Inc.
(a)
..................................... 5.50% 2/1/2034 489,669
140,000 Goat Holdco LLC
(a)
................................................... 6.75% 2/1/2032 143,591
165,000 Goodyear Tire & Rubber Co. ............................................ 5.25% 7/15/2031 146,950
80,000 GrafTech Finance, Inc.
(a)
............................................... 4.63% 12/23/2029 51,243
485,000 Graham Holdings Co.
(a)
................................................ 5.63% 12/1/2033 482,129
295,000 Gray Media, Inc.
(a)
.................................................... 9.63% 7/15/2032 284,979
255,000 Gray Media, Inc.
(a)
.................................................... 7.25% 8/15/2033 251,315
415,000 Griffon Corp. ....................................................... 5.75% 3/1/2028 415,305
150,000 Group 1 Automotive, Inc.
(a)
.............................................. 6.38% 1/15/2030 151,978
240,000 Gulfport Energy Operating Corp.
(a)
........................................ 6.75% 9/1/2029 245,079
305,000 Harvest Midstream I LP
(a)
............................................... 7.50% 5/15/2032 316,077
220,000 Harvest Midstream I LP
(a)
............................................... 6.75% 5/15/2034 223,238
155,000 Herc Holdings, Inc.
(a)
.................................................. 7.00% 6/15/2030 160,619
110,000 Herc Holdings, Inc.
(a)
.................................................. 5.75% 3/15/2031 109,947
110,000 Herc Holdings, Inc.
(a)
.................................................. 6.00% 3/15/2034 109,382
250,000 Hightower Holding LLC
(a)
............................................... 6.75% 4/15/2029 250,242
330,000 Hilcorp Energy I LP / Hilcorp Finance Co.
(a)
.................................. 7.25% 2/15/2035 325,122
320,000 Hilton Domestic Operating Co., Inc.
(a)
...................................... 5.75% 9/15/2033 321,357
195,000 HUB International Ltd.
(a)
................................................ 7.25% 6/15/2030 200,218
150,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp. .......................... 5.25% 5/15/2027 148,338

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
65,000 iHeartCommunications, Inc.
(a)
............................................ 9.13% 5/1/2029 63,127
130,000 Industrial F&B Investments III, Inc.
(a)
....................................... 7.75% 2/11/2033 132,575
320,000 Installed Building Products, Inc.
(a)
......................................... 5.63% 2/1/2034 318,431
200,000 ION Platform Finance US, Inc.
(a)
.......................................... 7.88% 9/30/2032 145,159
275,000 ION Platform Finance US, Inc. / ION Platform Finance Sarl
(a)
...................... 5.00% 5/1/2028 252,883
195,000 IQVIA, Inc.
(a)
........................................................ 6.25% 6/1/2032 198,496
195,000 Iron Mountain, Inc.
(a)
.................................................. 7.00% 2/15/2029 198,797
100,000 JetBlue Airways Corp. / JetBlue Loyalty LP
(a)
................................. 9.88% 9/20/2031 90,707
140,000 K Hovnanian Enterprises, Inc.
(a)
.......................................... 8.00% 4/1/2031 144,554
155,000 Kodiak Gas Services LLC
(a)
............................................. 6.50% 10/1/2033 157,205
155,000 Kodiak Gas Services LLC
(a)
............................................. 6.75% 10/1/2035 159,104
490,000 Lamar Media Corp.
(a)
.................................................. 5.38% 11/1/2033 480,602
90,000 LBM Acquisition LLC
(a)
................................................. 9.50% 6/15/2031 80,254
16,000 Level 3 Financing, Inc.
(a)
............................................... 3.75% 7/15/2029 15,500
475,000 Level 3 Financing, Inc.
(a)
............................................... 6.88% 6/30/2033 488,326
155,000 LFS Topco LLC
(a)
.................................................... 8.75% 7/15/2030 155,815
640,000 Life Time, Inc.
(a)
..................................................... 6.00% 11/15/2031 650,248
150,000 LifePoint Health, Inc.
(a)
................................................. 10.00% 6/1/2032 149,934
125,000 LifePoint Health, Inc.
(a)
................................................. 7.00% 5/1/2034 119,898
220,000 Light & Wonder International, Inc.
(a)
........................................ 7.25% 11/15/2029 224,094
380,000 Light & Wonder International, Inc.
(a)
........................................ 6.25% 10/1/2033 378,104
210,000 Lindblad Expeditions LLC
(a)
............................................. 7.00% 9/15/2030 217,254
460,000 M/I Homes, Inc. ..................................................... 4.95% 2/1/2028 458,189
550,000 Madison IAQ LLC
(a)
................................................... 5.88% 6/30/2029 550,616
180,000 Matador Resources Co.
(a)
............................................... 6.50% 4/15/2032 181,078
205,000 Matador Resources Co.
(a)
............................................... 6.00% 4/15/2034 199,982
210,000 Match Group Holdings II LLC
(a)
........................................... 5.00% 12/15/2027 209,400
90,000 Mavis Tire Express Services Topco Corp.
(a)
.................................. 6.50% 5/15/2029 89,687
65,000 McAfee Corp.
(a)
...................................................... 7.38% 2/15/2030 55,287
120,000 McGraw-Hill Education, Inc.
(a)
............................................ 5.75% 8/1/2028 119,579
190,000 McGraw-Hill Education, Inc.
(a)
............................................ 7.38% 9/1/2031 193,246
345,000 Medline Borrower LP
(a)
................................................. 5.25% 10/1/2029 343,066
265,000 Meridian Arc Holdco LLC
(a)
.............................................. 6.25% 4/30/2031 265,767
800,000 Michaels Cos., Inc.
(a)
.................................................. 8.50% 3/15/2033 792,868
160,000 Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
(a)
.................. 4.88% 5/1/2029 155,845
220,000 Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
(a)
..................... 6.75% 4/1/2032 218,244
150,000 Nabors Industries, Inc.
(a)
............................................... 9.13% 1/31/2030 156,846
215,000 Nabors Industries, Inc.
(a)
............................................... 7.63% 11/15/2032 220,119
85,000 Navient Corp. ....................................................... 5.00% 3/15/2027 84,383
85,000 Navient Corp. ....................................................... 7.88% 6/15/2032 79,659
90,000 NCL Corp. Ltd.
(a)
..................................................... 5.88% 1/15/2031 87,415
160,000 NCL Corp. Ltd.
(a)
..................................................... 6.25% 9/15/2033 155,482
215,000 Neptune Bidco US, Inc.
(a)
............................................... 10.38% 5/15/2031 223,003
195,000 Newell Brands, Inc. ................................................... 6.38% 5/15/2030 197,783
260,000 Nexstar Media, Inc.
(a)
.................................................. 6.50% 9/15/2033 260,157
105,000 Nexstar Media, Inc.
(a)
.................................................. 7.25% 4/15/2034 104,837
90,000 NGL Energy Operating LLC / NGL Energy Finance Corp.
(a)
....................... 8.13% 2/15/2029 93,207
160,000 Nissan Motor Acceptance Co. LLC
(a)
....................................... 5.63% 9/29/2028 159,745
150,000 Novelis Corp.
(a)
...................................................... 6.88% 1/30/2030 153,883
180,000 NRG Energy, Inc.
(a)
................................................... 6.00% 2/1/2033 181,030
70,000 NRG Energy, Inc.
(a)
................................................... 5.75% 1/15/2034 69,490
135,000 NRG Energy, Inc.
(a)
................................................... 6.13% 5/15/2036 135,121
565,000 OAK-Eagle Acquireco, Inc.
(a)
............................................. 7.25% 7/1/2033 591,358
125,000 OAK-Eagle Acquireco, Inc.
(a)
............................................. 8.75% 7/1/2034 132,740
110,000 Olin Corp.
(a)
........................................................ 6.63% 4/1/2033 108,753
200,000 Olympus Water US Holding Corp.
(a)
........................................ 6.75% 8/1/2032 195,560
200,000 Olympus Water US Holding Corp.
(a)
........................................ 7.25% 2/15/2033 197,945
220,000 OneMain Finance Corp. ................................................ 6.63% 1/15/2028 223,364
190,000 OneMain Finance Corp. ................................................ 6.13% 5/15/2030 190,138
155,000 OneMain Finance Corp. ................................................ 7.50% 5/15/2031 160,228
225,000 OneMain Finance Corp. ................................................ 6.50% 3/15/2033 221,584
190,000 Outfront Media Capital LLC / Outfront Media Capital Corp.
(a)
...................... 7.38% 2/15/2031 198,175
170,000 Panther Escrow Issuer LLC
(a)
............................................ 7.13% 6/1/2031 169,559
275,000 Par Petroleum LLC
(a)
.................................................. 7.38% 6/1/2034 278,448
245,000 Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
(a)
... 7.00% 2/1/2030 251,000
110,000 PBF Holding Co. LLC / PBF Finance Corp.
(a)
................................. 7.25% 6/1/2034 108,970
175,000 Penn Entertainment, Inc.
(a)
.............................................. 6.75% 4/1/2031 176,019
110,000 PennyMac Financial Services, Inc.
(a)
....................................... 4.25% 2/15/2029 105,098
120,000 PennyMac Financial Services, Inc.
(a)
....................................... 7.88% 12/15/2029 124,872
105,000 PennyMac Financial Services, Inc.
(a)
....................................... 6.88% 5/15/2032 102,847

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
125,000 Performance Food Group, Inc.
(a)
.......................................... 5.63% 3/1/2034 122,773
500,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 7.50% 9/15/2032 500,469
250,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 10.00% 9/15/2033 250,575
165,000 PODS LLC
(a)
........................................................ 8.75% 5/15/2031 161,629
185,000 Post Holdings, Inc.
(a)
.................................................. 6.38% 3/1/2033 183,669
25,000 Post Holdings, Inc.
(a)
.................................................. 6.25% 10/15/2034 24,578
215,000 PR RNO Property Owner 1 LLC
(a)
......................................... 6.50% 5/1/2031 214,838
60,000 Prestige Brands, Inc. .................................................. 6.25% 7/15/2034 60,000
515,000 Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
(a)
........................ 6.25% 4/1/2029 517,256
125,000 Qnity Electronics, Inc.
(a)
................................................ 6.25% 8/15/2033 127,336
720,000 Quikrete Holdings, Inc.
(a)
............................................... 6.75% 3/1/2033 734,316
220,000 QXO Building Products, Inc.
(a)
............................................ 6.50% 7/15/2031 224,340
190,000 QXO Building Products, Inc.
(a)
............................................ 6.75% 4/30/2032 196,305
220,000 QXO Building Products, Inc.
(a)
............................................ 6.88% 7/15/2034 225,979
35,000 Radiate Holdco LLC / Radiate Finance, Inc.
(a)
................................. 4.50% 9/15/2026 34,650
93,840 Radiology Partners, Inc. (9.78% PIK)
(a)
..................................... 9.78% 2/15/2030 93,253
175,000 Radiology Partners, Inc.
(a)
.............................................. 8.50% 7/15/2032 182,849
245,000 RHP Hotel Properties LP / RHP Finance Corp.
(a)
............................... 6.50% 6/15/2033 251,526
205,000 RHP Hotel Properties LP / RHP Finance Corp.
(a)
............................... 5.75% 3/15/2034 203,217
165,000 Rivers Enterprise Borrower LLC
(a)
......................................... 6.25% 10/15/2030 167,156
410,000 Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
(a)
................. 6.63% 2/1/2033 416,376
145,000 Rocket Cos., Inc.
(a)
................................................... 6.13% 8/1/2030 147,559
145,000 Rocket Cos., Inc.
(a)
................................................... 6.38% 8/1/2033 147,641
36,000 Rocket Cos., Inc.
(a)
................................................... 6.50% 6/15/2034 36,969
335,000 Rockies Express Pipeline LLC
(a)
.......................................... 6.75% 3/15/2033 344,511
105,000 Sabre Financial Borrower LLC
(a)
.......................................... 11.13% 6/15/2029 110,910
84,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 11/15/2029 80,770
115,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 3/15/2030 109,794
760,000 SE Cosmos LLC
(a)
.................................................... 8.88% 5/1/2031 781,962
170,000 Select Medical Corp.
(a)
................................................. 6.25% 12/1/2032 165,257
205,000 Service Properties Trust
(a)
.............................................. 0.00% 9/30/2027 190,335
105,000 Service Properties Trust ................................................ 8.88% 6/15/2032 108,177
360,000 SM Energy Co.
(a)
..................................................... 7.00% 8/1/2032 363,558
315,000 Solstice Advanced Materials, Inc.
(a)
........................................ 5.63% 9/30/2033 313,205
115,000 Standard Building Solutions, Inc.
(a)
........................................ 6.50% 8/15/2032 115,770
450,000 Standard Building Solutions, Inc.
(a)
........................................ 6.25% 8/1/2033 447,268
215,000 Standard Building Solutions, Inc.
(a)
........................................ 5.88% 3/15/2034 207,390
620,000 Staples, Inc.
(a)
....................................................... 10.75% 9/1/2029 591,950
70,000 Star Leasing Co. LLC
(a)
................................................ 7.63% 2/15/2030 69,227
270,000 Starwood Property Trust, Inc.
(a)
........................................... 5.25% 10/15/2028 268,926
140,000 Starwood Property Trust, Inc.
(a)
........................................... 7.25% 4/1/2029 144,721
155,000 Starwood Property Trust, Inc.
(a)
........................................... 6.00% 4/15/2030 155,659
25,000 Starz Capital Holdings LLC
(a)
............................................ 5.50% 4/15/2029 22,728
330,000 Station Casinos LLC
(a)
................................................. 6.63% 3/15/2032 335,315
166,000 Stingray Compute LLC
(a)
............................................... 6.00% 6/15/2031 166,535
260,000 SV RNO Property Owner 1 LLC
(a)
......................................... 5.88% 3/1/2031 256,417
40,000 SWF Holdings I Corp.
(a)
................................................ 6.50% 10/1/2029 4,200
220,000 Synergy Infrastructure Holdings LLC
(a)
...................................... 7.00% 7/15/2034 223,281
135,000 Talen Energy Supply LLC
(a)
............................................. 6.25% 2/1/2034 134,236
190,000 Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
(a)
................... 7.38% 2/15/2029 195,575
90,000 Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
(a)
................... 6.75% 3/15/2034 91,067
320,000 Taylor Morrison Communities, Inc.
(a)
....................................... 5.75% 11/15/2032 329,727
380,000 Teleflex, Inc.
(a)
....................................................... 5.88% 1/15/2032 383,347
220,000 Tenet Healthcare Corp. ................................................ 6.13% 6/15/2030 221,887
55,000 Tenet Healthcare Corp.
(a)
............................................... 5.50% 11/15/2032 54,717
55,000 Tenet Healthcare Corp.
(a)
............................................... 6.00% 11/15/2033 55,520
215,000 TransDigm, Inc.
(a)
.................................................... 6.88% 12/15/2030 221,101
280,000 TransDigm, Inc.
(a)
.................................................... 6.38% 5/31/2033 282,851
130,000 TransDigm, Inc.
(a)
.................................................... 6.75% 1/31/2034 133,435
130,000 TransDigm, Inc.
(a)
.................................................... 6.25% 1/31/2034 132,758
70,000 Transocean International Ltd.
(a)
........................................... 7.88% 10/15/2032 73,113
95,000 Trident TPI Holdings, Inc.
(a)
.............................................. 12.75% 12/31/2028 95,241
615,000 UKG, Inc.
(a)
........................................................ 6.88% 2/1/2031 597,859
500,000 United Airlines Holdings, Inc. ............................................ 5.38% 3/1/2031 497,034
908,000 United Natural Foods, Inc.
(a)
............................................. 6.75% 10/15/2028 908,682
505,000 United Rentals North America, Inc.
(a)
....................................... 5.38% 11/15/2033 497,777
375,000 Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
(a)
................. 8.63% 6/15/2032 391,523
65,000 Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
(a)
................. 8.63% 6/15/2032 67,864
215,000 Uniti Services LLC
(a)
.................................................. 7.50% 10/15/2033 226,406
310,000 Univision Communications, Inc.
(a)
......................................... 8.50% 7/31/2031 311,577

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
90,000 Upbound Group, Inc.
(a)
................................................. 6.38% 2/15/2029 89,270
335,000 US Foods, Inc.
(a)
..................................................... 5.75% 4/15/2033 335,635
435,000 Vail Resorts, Inc.
(a)
................................................... 6.50% 5/15/2032 443,291
360,000 Venture Global LNG, Inc.
(a)
.............................................. 8.38% 6/1/2031 374,869
80,000 Venture Global LNG, Inc.
(a)
.............................................. 9.88% 2/1/2032 85,437
170,000 Venture Global LNG, Inc.
(a)
.............................................. 6.38% 12/15/2034 167,170
110,000 Venture Global LNG, Inc.
(a)
.............................................. 6.63% 6/15/2036 108,488
165,000 Venture Global Plaquemines LNG LLC
(a)
.................................... 6.13% 12/15/2030 168,900
50,000 Venture Global Plaquemines LNG LLC
(a)
.................................... 7.50% 5/1/2033 54,898
300,000 Venture Global Plaquemines LNG LLC
(a)
.................................... 6.50% 1/15/2034 312,733
150,000 Veritiv Operating Co.
(a)
................................................. 10.50% 11/30/2030 153,598
1,435,000 Victra Holdings LLC / Victra Finance Corp.
(a)
.................................. 8.75% 9/15/2029 1,481,140
1,455,000 Viking Cruises Ltd.
(a)
.................................................. 5.88% 10/15/2033 1,457,992
180,000 VoltaGrid LLC
(a)
..................................................... 7.38% 11/1/2030 186,958
299,000 Voyager Parent LLC
(a)
................................................. 9.25% 7/1/2032 316,382
130,000 VT Topco, Inc.
(a)
..................................................... 8.50% 8/15/2030 132,003
180,000 Walker & Dunlop, Inc.
(a)
................................................ 6.63% 4/1/2033 182,969
630,000 Wand NewCo 3, Inc.
(a)
................................................. 7.63% 1/30/2032 651,956
480,000 Watco Cos. LLC / Watco Finance Corp.
(a)
.................................... 7.13% 8/1/2032 493,184
120,000 Wayfair LLC
(a)
....................................................... 7.25% 10/31/2029 123,932
210,000 Wayfair LLC
(a)
....................................................... 6.75% 11/15/2032 215,822
265,000 WBI Operating LLC
(a)
.................................................. 6.50% 10/15/2033 266,803
315,000 Weatherford International Ltd.
(a)
.......................................... 6.75% 10/15/2033 321,568
285,000 WESCO Distribution, Inc.
(a)
.............................................. 6.38% 3/15/2033 292,619
180,000 WESCO Distribution, Inc.
(a)
.............................................. 5.50% 4/15/2034 178,512
165,000 Whirlpool Corp.
(a)
.................................................... 7.50% 7/1/2031 167,384
145,000 Whirlpool Corp. ...................................................... 6.50% 6/15/2033 125,871
150,000 Windstream Services LLC / Windstream Escrow Finance Corp.
(a)
................... 8.25% 10/1/2031 158,263
245,000 WR Grace Holdings LLC
(a)
.............................................. 5.63% 8/15/2029 230,471
630,000 XHR LP
(a)
.......................................................... 6.63% 5/15/2030 645,326
215,000 XPO, Inc.
(a)
......................................................... 7.13% 6/1/2031 222,491
Total US Corporate Bonds
(Cost $71,010,203) 71,271,509
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 11.8%
Federal Home Loan Mortgage Corp.
3,934,450 Pool RJ1071 ....................................................... 6.00% 3/1/2054 4,094,411
2,562,558 Pool SD5964 ....................................................... 5.50% 11/1/2053 2,609,421
4,903,110 Pool SL0223 ....................................................... 5.50% 2/1/2055 4,979,368
3,581,520 Pool SL2456 ....................................................... 5.50% 8/1/2055 3,613,120
6,894,442 Pool SL5694 ....................................................... 6.00% 2/1/2056 7,100,394
6,751,141 Series 386-C23
(b)
.................................................... 3.00% 3/15/2052 1,234,463
386,234 Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)
(b)(j)
....... 2.74% 9/15/2041 29,563
1,104,990 Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap) ............ 4.14% 6/25/2050 1,087,045
3,023,684 Series 5020-IH
(b)
..................................................... 3.00% 8/25/2050 515,299
3,583,690 Series 5031-IQ
(b)
..................................................... 2.50% 10/25/2050 561,204
11,030,265 Series 5038-IQ
(b)
..................................................... 2.50% 10/25/2050 1,771,414
4,149,495 Series 5115-IB
(b)
..................................................... 3.00% 2/25/2051 752,741
8,814,855 Series 5142-QI
(b)
..................................................... 3.00% 9/25/2051 1,382,831
10,432,363 Series 5163-GI
(b)
..................................................... 3.00% 3/25/2050 1,807,899
7,203,651 Series 5181-EI
(b)
..................................................... 2.50% 5/25/2050 962,286
3,156,162 Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 4/25/2055 3,175,156
2,699,979 Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 4/25/2055 2,718,838
988,665 Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 9/25/2054 995,147
10,312,055 Series 5531-AI
(b)
..................................................... 3.50% 6/25/2041 1,236,819
7,290,628 Series 5632-CF (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap) ............ 4.58% 2/25/2056 7,281,192
2,958,229 Series 5646-FB (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap) ............ 4.63% 6/25/2055 2,950,851
Federal National Mortgage Association
7,070,600 Pool CB5603 ....................................................... 6.00% 2/1/2053 7,254,952
2,837,691 Pool CB7268 ....................................................... 6.00% 10/1/2053 2,946,822
2,301,394 Pool CB7996 ....................................................... 6.00% 2/1/2054 2,394,633
3,592,936 Pool CB8845 ....................................................... 5.50% 7/1/2054 3,652,441
7,509,193 Pool CB9973 ....................................................... 5.50% 2/1/2055 7,598,862
4,137,585 Pool FA3995 ....................................................... 5.50% 1/1/2055 4,190,037
6,962,652 Pool FA4817 ....................................................... 6.00% 9/1/2054 7,168,069
6,010,604 Pool FA5897 ....................................................... 6.00% 6/1/2056 6,186,267
3,826,362 Pool FS6422 ....................................................... 6.00% 11/1/2053 4,004,594

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,179,024 Pool FS7252 ....................................................... 5.00% 11/1/2053 3,145,737
1,715,030 Pool FS7738 ....................................................... 6.00% 3/1/2054 1,794,913
2,323,622 Pool FS8152 ....................................................... 6.00% 6/1/2054 2,395,424
4,395,561 Pool MA5010 ....................................................... 5.50% 5/1/2053 4,442,989
5,728,824 Pool MA5107 ....................................................... 5.50% 8/1/2053 5,776,259
5,992,668 Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(b)(j)
..... 2.31% 3/25/2047 618,678
19,140,207 Series 2019-M7-X
(b)(c)
................................................. 0.44% 4/25/2029 153,200
4,078,147 Series 2020-15-ID
(b)
.................................................. 3.00% 3/25/2050 674,594
5,881,734 Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(b)(j)
..... 2.41% 8/25/2050 637,428
3,274,305 Series 2020-84-LI
(b)
................................................... 2.50% 12/25/2050 496,739
4,651,232 Series 2020-88-PI
(b)
................................................... 2.50% 12/25/2050 738,842
7,078,961 Series 2021-32-AI
(b)
................................................... 3.00% 5/25/2046 880,557
2,447,996 Series 2021-3-QI
(b)
................................................... 2.50% 2/25/2051 386,510
10,560,312 Series 2021-3-TI
(b)
.................................................... 2.50% 2/25/2051 1,759,124
6,735,679 Series 2021-42-IA
(b)
................................................... 3.00% 2/25/2051 962,881
3,386,891 Series 2022-68-FB (30 day avg SOFR US + 0.87%, 0.87% Floor, 6.00% Cap) .......... 4.50% 10/25/2052 3,367,610
4,239,389 Series 2022-86-IO
(b)
.................................................. 2.50% 5/25/2050 585,579
1,702,561 Series 2024-76-FD (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap) .......... 4.88% 11/25/2054 1,714,560
2,529,693 Series 2026-10-FA (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap) .......... 4.58% 10/25/2054 2,521,102
6,250,000 Series 2026-54-FC (30 day avg SOFR US + 0.90%, 0.90% Floor, 7.00% Cap) .......... 4.49% 7/25/2056 6,255,216
9,631,544 Series 426-C54
(b)
.................................................... 2.50% 3/25/2052 1,423,574
5,189,456 Series 427-C7
(b)
..................................................... 2.50% 8/25/2035 387,560
14,749,319 Series 431-C10
(b)
.................................................... 2.00% 4/25/2042 1,408,843
9,172,629 Series 431-C34
(b)
.................................................... 1.50% 6/25/2037 468,367
7,920,029 Series 434-C35
(b)
.................................................... 3.00% 10/25/2052 1,392,530
17,108,310 Series 437-C1
(b)
..................................................... 1.50% 5/25/2037 890,535
FREMF Mortgage Trust
700,066 Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)
(a)
................ 6.96% 3/25/2027 698,962
1,584,300 Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)
(a)
................ 9.71% 10/25/2029 1,537,713
Government National Mortgage Association
6,244,968 Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)
(b)(j)
...... 0.00% 10/20/2049 20,230
5,460,073 Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)
(b)(j)
...... 2.40% 7/20/2050 639,372
11,779,206 Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)
(b)(j)
...... 0.45% 8/20/2050 435,891
22,952,464 Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(b)(j)
...... 0.00% 9/20/2050 177,407
29,533,533 Series 2020-146-IJ
(b)
.................................................. 2.50% 10/20/2050 4,417,859
2,811,865 Series 2020-154-MI
(b)
................................................. 3.00% 10/20/2050 446,175
12,051,355 Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(b)(j)
...... 2.55% 12/20/2050 1,562,051
7,042,378 Series 2020-196-DI
(b)
.................................................. 2.50% 12/20/2050 962,743
3,882,809 Series 2021-116-XI
(b)
.................................................. 3.50% 3/20/2051 705,597
10,489,559 Series 2021-138-NI
(b)
.................................................. 3.00% 8/20/2051 1,259,932
9,942,550 Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(b)(j)
.... 0.00% 11/20/2051 21,288
4,600,044 Series 2021-199-KI
(b)
.................................................. 3.50% 11/20/2051 773,877
6,576,922 Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(b)(j)
........ 2.55% 1/20/2051 817,877
4,903,202 Series 2021-206-AI
(b)
.................................................. 3.50% 11/20/2051 899,387
6,311,950 Series 2021-209-IP
(b)
.................................................. 3.00% 11/20/2051 597,684
62,196,065 Series 2021-213-ES (-1 x 30 day avg SOFR US + 1.70%, 0.00% Floor, 1.70% Cap)
(b)(j)
.... 0.00% 12/20/2051 1,337
4,652,575 Series 2021-221-AI
(b)
.................................................. 3.50% 12/20/2051 823,185
25,882,470 Series 2021-35-IO
(b)(c)
................................................. 1.03% 12/16/2062 1,836,762
5,125,343 Series 2021-98-KI
(b)
................................................... 3.00% 6/20/2051 837,144
2,601,941 Series 2022-137-IO
(b)
................................................. 3.00% 1/20/2052 329,874
45,775,125 Series 2022-192-IO
(b)(c)
................................................ 0.67% 9/16/2064 2,339,979
10,599,428 Series 2022-88-AI
(b)
................................................... 3.00% 9/20/2051 1,251,097
7,719,995 Series 2022-9-MI
(b)
................................................... 3.50% 1/20/2052 916,997
23,668,069 Series 2023-15-IO
(b)(c)
................................................. 0.92% 8/16/2064 1,535,475
8,355,054 Series 2023-172-IO
(b)(c)
................................................ 1.33% 2/16/2066 740,322
25,414,843 Series 2023-33-IO
(b)(c)
................................................. 0.93% 5/16/2063 1,762,923
10,335,316 Series 2024-158-IO
(b)(c)
................................................ 1.08% 12/16/2065 780,467
45,434,166 Series 2024-15-BI
(b)(c)
................................................. 0.73% 10/16/2065 2,480,874
8,380,824 Series 2024-170-AI
(b)(c)
................................................. 0.76% 10/16/2065 497,596
7,137,582 Series 2024-170-IO
(b)(c)
................................................ 0.89% 3/16/2066 505,883
4,545,390 Series 2024-174-HI
(b)
.................................................. 3.00% 5/20/2051 658,674
2,861,294 Series 2024-24-DI
(b)
.................................................. 3.50% 11/20/2051 498,215
41,588,396 Series 2024-35-IB
(b)(c)
................................................. 0.79% 7/16/2065 2,426,670
3,389,224 Series 2024-6-BI
(b)
................................................... 3.00% 12/20/2051 484,113
10,379,959 Series 2025-149-IO
(b)
................................................. 2.50% 7/20/2051 1,527,556
25,150,210 Series 2025-191-IO
(b)(c)
................................................ 0.77% 7/16/2068 1,766,988
24,863,659 Series 2025-202-IO
(b)(c)
................................................ 0.72% 9/16/2067 1,754,972
19,405,939 Series 2025-36-IO
(b)(c)
................................................. 0.84% 7/16/2066 1,344,901
8,244,546 Series 2025-48-IO
(b)
.................................................. 2.50% 10/20/2051 1,173,157

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
9,605,853 Series 2025-54-IO
(b)(c)
................................................. 0.63% 8/16/2067 523,789
26,510,526 Series 2025-77-IO
(b)(c)
................................................. 0.79% 3/16/2066 1,871,603
12,165,233 Series 2025-81-IO
(b)
.................................................. 2.50% 6/20/2051 1,640,953
14,045,574 Series 2025-92-IO
(b)(c)
................................................. 0.55% 5/16/2067 766,932
10,438,176 Series 2026-18-IO
(b)(c)
................................................. 0.78% 7/16/2068 772,108
25,677,912 Series 2026-54-IO
(b)(c)
................................................. 0.89% 2/16/2067 2,066,638
Total US Government and Agency Mortgage Backed Obligations
(Cost $198,301,089) 193,426,719
US GOVERNMENT AND AGENCY OBLIGATIONS - 13.6%
42,900,000 United States Treasury Bill ............................................. 0.00% 7/9/2026 42,865,380
60,000,000 United States Treasury Bill ............................................. 0.00% 7/28/2026 59,837,606
15,027,376 United States Treasury Inflation Indexed Bonds ............................... 2.38% 1/15/2027 14,990,017
31,020,061 United States Treasury Inflation Indexed Notes ............................... 0.13% 4/15/2027 30,416,571
30,353,400 United States Treasury Inflation Indexed Notes ............................... 1.63% 10/15/2027 30,212,457
30,000,000 United States Treasury Notes ........................................... 0.75% 1/31/2028 28,442,578
20,000,000 United States Treasury Notes ........................................... 0.88% 11/15/2030 17,370,312
Total US Government and Agency Obligations
(Cost $225,082,321) 224,134,921
SHARES
COMMON STOCKS - 0.0%
(k)
5,652
Altice France/Luxco 3
(d)(l)
............................................... 113,015
711
Stichting Administratiekantoor ADR
(d)(l)
...................................... –
261
Stichting Administratiekantoor Unigel Creditors
(d)(l)
.............................. –
Total Common Stocks
(Cost $183,770) 113,015
ESCROW NOTES - 0.0%
(k)
600,000
Credito Real SAB de CV SOFOM ER
(l)
..................................... 5,250
Total Escrow Notes
(Cost $580,750) 5,250
AFFILIATED MUTUAL FUNDS - 4.6%
7,870,652
DoubleLine Emerging Markets Local Currency Bond Fund - Class I ................. 75,400,850
Total Affiliated Mutual Funds
(Cost $73,600,000) 75,400,850
R ATE
SHORT TERM INVESTMENTS - 4.7%
26,500,266
BNY Dreyfus Government Cash Management - Institutional
(m)
..................... 3.54% 26,500,266
25,720,847
MSILF Government Portfolio - Institutional
(m)
................................. 3.56% 25,720,847
25,720,847
Northern Institutional Funds -Treasury Portfolio - SHR
(m)
......................... 3.56% 25,720,847
Total Short Term Investments
(Cost $77,941,960) 77,941,960
Total Investments - 102.1%
(Cost $1,748,655,020) 1,680,222,136
Other Liabilities in Excess of Assets - (2.1)% (34,826,311)
NET ASSETS - 100.0%
$1,645,395,825
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 799,565,164 or 48.59% of the Fund’s net assets.
(b) Interest only security
(c) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

(d) Value determined using significant unobservable inputs.
(e) Security is in default or has failed to make a scheduled payment.
(f) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(g) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(h) Perpetual maturity. The date disclosed is the next call date of the security.
(i) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k) Represents less than 0.05% of net assets.
(l) Non-income producing security.
(m) Seven-day yield as of period end.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR Secured Overnight Financing Rate
INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations .............................................................. 17.7%
US Government and Agency Obligations ............................................................................ 13.6%
Non-Agency Commercial Mortgage Backed Obligations ................................................................. 12.6%
Collateralized Loan Obligations .................................................................................. 12.5%
US Government and Agency Mortgage Backed Obligations ............................................................... 11.8%
Asset Backed Obligations ...................................................................................... 5.6%
Short Term Investments ........................................................................................ 4.7%
Affiliated Mutual Funds ........................................................................................ 4.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations .................................... 1.7%
Commercial Services ......................................................................................... 1.4%
Electric ................................................................................................... 1.1%
Retail .................................................................................................... 1.0%
Banks .................................................................................................... 1.0%
Software .................................................................................................. 0.9%
Pipelines .................................................................................................. 0.8%
Media .................................................................................................... 0.8%
Entertainment ............................................................................................... 0.8%
Diversified Financial Services .................................................................................... 0.7%
Insurance .................................................................................................. 0.7%
Oil & Gas .................................................................................................. 0.5%
Telecommunications .......................................................................................... 0.5%
Leisure Time ............................................................................................... 0.5%
Mining .................................................................................................... 0.5%
Building Materials ............................................................................................ 0.4%
Healthcare-Services .......................................................................................... 0.4%
Food ..................................................................................................... 0.3%
Healthcare-Products .......................................................................................... 0.3%
Transportation .............................................................................................. 0.3%
Aerospace/Defense ........................................................................................... 0.3%
Chemicals ................................................................................................. 0.3%
Engineering & Construction ..................................................................................... 0.3%
Pharmaceuticals ............................................................................................. 0.3%
Distribution/Wholesale ......................................................................................... 0.3%
Packaging & Containers ....................................................................................... 0.2%
Home Furnishings ............................................................................................ 0.2%
Auto Parts & Equipment ........................................................................................ 0.2%
REITS .................................................................................................... 0.2%
Iron/Steel .................................................................................................. 0.2%
Internet ................................................................................................... 0.2%
Machinery-Diversified ......................................................................................... 0.1%
Lodging ................................................................................................... 0.1%
Advertising ................................................................................................. 0.1%
Environmental Control ......................................................................................... 0.1%
Home Builders .............................................................................................. 0.1%
Oil & Gas Services ........................................................................................... 0.1%
Biotechnology ............................................................................................... 0.1%
Electronics ................................................................................................. 0.1%
Metal Fabricate/Hardware ...................................................................................... 0.1%
Cosmetics/Personal Care ...................................................................................... 0.1%
Electrical Components & Equipments .............................................................................. 0.1%

DoubleLine Flexible Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Airlines ................................................................................................... 0.1%
Energy-Alternate Sources ...................................................................................... 0.1%
Real Estate ................................................................................................ 0.1%
Auto Manufacturers ........................................................................................... 0.1%
Beverages ................................................................................................. 0.1%
Investment Companies ........................................................................................ 0.1%
Forest Products & Paper ....................................................................................... 0.0%
(a)
Gas ...................................................................................................... 0.0%
(a)
Agriculture ................................................................................................. 0.0%
(a)
Machinery-Construction & Mining ................................................................................. 0.0%
(a)
Apparel ................................................................................................... 0.0%
(a)
Computers ................................................................................................. 0.0%
(a)
Household Products/Wares ..................................................................................... 0.0%
(a)
Housewares ................................................................................................ 0.0%
(a)
Hand/Machine Tools .......................................................................................... 0.0%
(a)
Escrow Notes ............................................................................................... 0.0%
(a)
Other Assets and Liabilities ..................................................................................... (2.1)%
Net Assets ................................................................................................. 100.0%
(a) Represents less than 0.05% of net assets.
A summary of the DoubleLine Flexible Income Fund's investments in affiliated mutual funds for the period ended June 30, 2026 is as follows:
Fund
Value at
March 31, 2026
Gross
Purchases Gross Sales
Net Realized
Gain (Loss)
for the Period
Ended
June 30, 2026
Change in
Unrealized
for the Period
Ended
June 30, 2026
Value at
June 30, 2026
Shares Held at
June 30, 2026
Dividend Income
Earned for the
Period Ended
June 30, 2026
DoubleLine Emerging Markets
Local Currency Bond Fund
- Class I $ 66,572,775 $ 7,000,000 $ – $ – $ 1,828,075 $ 75,400,850 7,870,652 $ 1,104,985
a a